      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2000

                                                  REGISTRATION NO. 33-43773
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.                         / /


                       POST-EFFECTIVE AMENDMENT NO. 16                       /X/

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                               AMENDMENT NO. 20                              /X/

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)
                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY
                              (NAME OF DEPOSITOR)
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                                 (609) 282-1429
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                           --------------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415
                            ------------------------

    It is proposed that this filing will become effective (check appropriate space):

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on ___May 1, 2000___ pursuant to paragraph (b) of Rule 485
               (date)
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _______________pursuant to paragraph (a)(1) of Rule 485
               (date)

    If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


May 1, 2000


       Merrill Lynch Life Variable Annuity Separate Account A (Account A)
                                      and
       Merrill Lynch Life Variable Annuity Separate Account B (Account B)

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 also known as
     MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: Little Rock, Arkansas 72201
                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East,
                          Jacksonville, Florida 32246
                             PHONE: (800) 535-5549
                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated

This prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.


The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life. We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Consultant.



It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.


                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each Annuity Option has different protection features intended to cover different kinds of income needs. Many of these Annuity Options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?


We put your premium payments as you direct into one or more subaccounts of Account A and/or Account B. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:



 -     MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
        -   Domestic Money Market Fund
        -   Prime Bond Fund
        -   High Current Income Fund
        -   Quality Equity Fund
        -   Small Cap Value Focus Fund
        -   Global Strategy Focus Fund
        -   Basic Value Focus Fund
        -   Balanced Capital Focus Fund
        -   Global Growth Focus Fund
        -   Government Bond Fund
        -   Developing Capital Markets Focus Fund
        -   Index 500 Fund
        -   Reserve Assets Fund

 -     AIM VARIABLE INSURANCE FUNDS
        -   AIM V.I. Capital Appreciation Fund
        -   AIM V.I. Value Fund
 -     ALLIANCE VARIABLE PRODUCTS SERIES FUND,
       INC.
        -   Premier Growth Portfolio
        -   Quasar Portfolio
 -     MFS-REGISTERED TRADEMARK- VARIABLE
       INSURANCE TRUST-SM-
        -   Emerging Growth Series
        -   Research Series
 -     HOTCHKIS AND WILEY VARIABLE TRUST
        -   International VIP Portfolio
 -     DEFINED ASSET FUNDS
        -   2000 ML Select Ten V.I. Trust
 -     MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.
        -   Mercury V.I. U.S. Large Cap Fund



The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.



We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract is subject to tax, and if taken before age
59 1/2 may also be subject to a 10% federal penalty tax or more. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.


                          WHAT DOES THIS ANNUITY COST?

We impose a number of charges. The two most significant charges are a sales charge and a mortality and expense risk charge.

We provide more details on these two charges as well as a description of all other charges later in the prospectus.

    ************************************************************************


This prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 2000, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The table of contents for this Statement of Additional Information is found on page 50 of this prospectus.



Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.



CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC., THE AIM VARIABLE INSURANCE FUNDS, THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC., THE MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-, THE HOTCHKIS AND WILEY VARIABLE TRUST, THE MERCURY ASSET MANAGEMENT V.I. FUNDS, INC., AND THE DEFINED ASSET FUNDS MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                Page
                                                              --------
DEFINITIONS.................................................         6
CAPSULE SUMMARY OF THE CONTRACT.............................         7
    Premiums................................................         7
    The Accounts............................................         7
    The Funds Available For Investment......................         8
    Fees and Charges........................................         8
         Mortality & Expense Risk Charge....................         8
         Sales Charge.......................................         8
         Administration Charge..............................         8
         Contract Maintenance Charge........................         9
         Premium Taxes......................................         9
         Fund Expenses......................................         9
    Transfers...............................................         9
         Transfers Among Account A Subaccounts..............         9
         Transfers From Account A to Account B..............         9
         Withdrawals........................................         9
         Death Benefit......................................        10
         Annuity Payments...................................        10
         Ten Day Review.....................................        10
FEE TABLE...................................................        11
YIELDS AND TOTAL RETURNS....................................        16
MERRILL LYNCH LIFE INSURANCE COMPANY........................        17
THE ACCOUNTS................................................        17
    Segregation of Account Assets...........................        17
    Number of Subaccounts; Subaccount Investments...........        18
INVESTMENTS OF THE ACCOUNTS.................................        18
    General Information and Investment Risks................        18
    Merrill Lynch Variable Series Funds, Inc................        18
         Domestic Money Market Fund.........................        19
         Prime Bond Fund....................................        19
         High Current Income Fund...........................        19
         Quality Equity Fund................................        20
         Small Cap Value Focus Fund.........................        20
         Natural Resources Focus Fund.......................        20
         American Balanced Fund.............................        20
         Global Strategy Focus Fund.........................        20
         Basic Value Focus Fund.............................        21
         Global Bond Focus Fund.............................        21
         Utilities and Telecommunications Focus Fund........        21
         International Equity Focus Fund....................        21
         Government Bond Fund...............................        21
         Developing Capital Markets Focus Fund..............        21
         Reserve Assets Fund................................        22
         Index 500 Fund.....................................        22
         Balanced Capital Focus Fund........................        22
         Global Growth Focus Fund...........................        22
    Defined Asset Funds-Select Ten V.I. Trust...............        22
    AIM Variable Insurance Funds............................        23
         AIM V.I. Capital Appreciation Fund.................        24

         AIM V.I. Value Fund................................        24
    Alliance Variable Products Series Fund, Inc.............        24
         Alliance Premier Growth Portfolio..................        24
         Alliance Quasar Portfolio..........................        24
    MFS-Registered Trademark- Variable Insurance
    Trust-SM-...............................................        25
         MFS Emerging Growth Series.........................        25
         MFS Research Series................................        25
    Hotchkis and Wiley Variable Trust.......................        25
         Hotchkis and Wiley International VIP Portfolio.....        25
    Mercury Asset Management V.I. Funds, Inc................        26
         Mercury V.I. U.S. Large Cap Fund...................        26
    Purchases and Redemptions of Fund Shares;
    Reinvestment............................................        26
    Material Conflicts, Substitution of Investments and
    Changes to Accounts.....................................        26
CHARGES AND DEDUCTIONS......................................        27
    Mortality and Expense Risk Charge.......................        27
    Sales Charge............................................        27
         When Imposed.......................................        27
         Amount of Charge...................................        28
         How Deducted.......................................        28
    Administration Charge...................................        29
    Contract Maintenance Charge.............................        29
    Other Charges...........................................        29
         Transfer Charges...................................        29
         Tax Charges........................................        29
         Fund Expenses......................................        29
         Retirement Plus Advisor Fees.......................        30
    Premium Taxes...........................................        30
FEATURES AND BENEFITS OF THE CONTRACT.......................        30
    Ownership of The Contract...............................        30
    Issuing the Contract....................................        31
         Issue Age..........................................        31
         Information We Need To Issue The Contract..........        31
         Ten Day Right to Review............................        31
    Premiums................................................        31
         Minimum and Maximum Premiums.......................        31
         How to Make Payments...............................        31
         Premium Investments................................        32
    Accumulation Units......................................        32
ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS...........        33
    Death of Annuitant Prior to Annuity Date................        33
    Transfers...............................................        33
         Transfers Within Account A.........................        33
    Dollar Cost Averaging...................................        34
         What Is It?........................................        34
         Minimum Amounts....................................        34
         When Do We Make DCA Transfers?.....................        34
    Merrill Lynch Retirement Plus Advisor-SM-...............        34
         Fees and Charges for RPA...........................        35
    Transfers From Account A to Account B...................        35
    Withdrawals and Surrenders..............................        35
         When and How Withdrawals are Made..................        35
         Automatic Withdrawals..............................        36

         Minimum Amounts....................................        36
         Surrenders.........................................        36
    Payments to Contract Owners.............................        36
    Contract Changes........................................        37
    Death Benefit...........................................        37
    Annuity Payments........................................        38
    Annuity Options.........................................        39
         Payments of a Fixed Amount.........................        39
         Payments for a Fixed Period........................        40
         Life Annuity.......................................        40
         Life Annuity With Payments Guaranteed for 10 or 20
       Years................................................        40
         Life Annuity With Guaranteed Return of Contract
       Value................................................        40
         Joint and Survivor Life Annuity....................        40
         Individual Retirement Account Annuity..............        40
    Gender-based Annuity Purchase Rates.....................        40
FEDERAL INCOME TAXES........................................        41
    Federal Income Taxes....................................        41
    Tax Status of the Contract..............................        41
    Taxation of Annuities...................................        42
    Penalty Tax on Some Withdrawals.........................        43
    Transfers, Assignments, or Exchanges of a Contract......        43
    Withholding.............................................        43
    Multiple Contracts......................................        43
    Possible Changes In Taxation............................        43
    Possible Charge For Our Taxes...........................        43
    Individual Retirement Annuities.........................        44
         Traditional IRAs...................................        44
         Roth IRAs..........................................        44
         Other Tax Issues For IRAs and Roth IRAs............        44
    Tax Sheltered Annuities.................................        44
OTHER INFORMATION...........................................        45
    Voting Rights...........................................        45
    Reports to Contract Owners..............................        45
    Selling the Contract....................................        45
    State Regulation........................................        46
    State Variations........................................        46
    Legal Proceedings.......................................        46
    Experts.................................................        46
    Legal Matters...........................................        46
    Registration Statements.................................        46
ACCUMULATION UNIT VALUES....................................        47
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................        50

                                  DEFINITIONS

ACCUMULATION UNIT: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date.

ANNUITANT: The person on whose continuation of life annuity payments may depend.

ANNUITY DATE: The date on which annuity payments begin.

BENEFICIARY: The person to whom payment is to be made on the death of the contract owner.

CONTRACT ANNIVERSARY: The same date each year as the date of issue of the Contract.

CONTRACT YEAR: The period from one contract anniversary to the day preceding the next contract anniversary.


INDIVIDUAL RETIREMENT ACCOUNT OR ANNUITY ("IRA"): A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 408 of the Internal Revenue Code ("IRC").


MONTHIVERSARY: The same date of each month as the date on which the Contract was issued.

NET INVESTMENT FACTOR: An index used to measure the investment performance of a subaccount from one valuation period to the next.


NONQUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.



QUALIFIED CONTRACT: A contract issued in connection with a retirement arrangement described under Section 403(b), 408, or 408A of the IRC.



TAX SHELTERED ANNUITY: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.


VALUATION PERIOD: The interval from one determination of the net asset value of a subaccount to the next.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

PREMIUMS


Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $5,000 for a non-qualified Contract and $2,000 for an IRA Contract. Subsequent premiums generally must be $100 or more. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, contact your Financial Consultant.



The Contract is available as a non-qualified contract or may be issued as an IRA in certain circumstances or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to IRAs and Roth IRAs.



The tax advantages typically provided by a variable annuity are already available with tax-qualifed plans, including IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, including the costs and benefits of the Contract (including the annuity income benefits), before you purchase the Contract in a tax-qualifed plan.


THE ACCOUNTS


As you direct, we will put premiums into subaccounts of Account A and/or Account B corresponding to the Funds in which we invest your contract value. For the first 14 days following the date of issue, we put all premiums you've directed into Account A into the Domestic Money Market Subaccount. After the 14 days, we'll put the money into the Account A subaccounts you've selected. In Pennsylvania, however, we won't wait 14 days. Instead, we'll invest your premium immediately in the subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of 22 available subaccounts. Generally, within certain limits you may transfer Account A value periodically among Account A subaccounts.

THE FUNDS AVAILABLE FOR INVESTMENT


--ARROW-- FUNDS OF MERRILL LYNCH VARIABLE SERIES   --ARROW-- FUNDS OF ALLIANCE VARIABLE PRODUCTS
          FUNDS                                              SERIES FUND
      --ARROW-- Domestic Money Market Fund               --ARROW-- Premier Growth Portfolio
      --ARROW-- Prime Bond Fund                          --ARROW-- Quasar Portfolio
      --ARROW-- High Current Income Fund           --ARROW-- FUNDS OF AIM VARIABLE INSURANCE FUNDS
      --ARROW-- Quality Equity Fund                      --ARROW-- AIM V.I. Capital Appreciation
                                                                   Fund
      --ARROW-- Small Cap Value Focus Fund               --ARROW-- AIM V.I. Value Fund
      --ARROW-- Global Strategy Focus Fund         --ARROW-- FUNDS OF MFS-REGISTERED TRADEMARK-
                                                             VARIABLE INSURANCE TRUST-SM-
      --ARROW-- Basic Value Focus Fund                   --ARROW-- Emerging Growth Series
      --ARROW-- Balanced Capital Focus Fund              --ARROW-- Research Series
      --ARROW-- Global Growth Focus Fund           --ARROW-- FUNDS OF HOTCHKIS AND WILEY VARIABLE
                                                             TRUST
      --ARROW-- Government Bond Fund                     --ARROW-- International VIP Portfolio
      --ARROW-- Developing Capital Markets Focus   --ARROW-- TRUSTS OF DEFINED ASSETS FUNDS
                Fund
      --ARROW-- Index 500 Fund                           --ARROW-- 2000 ML Select Ten V.I. Trust
      --ARROW-- Reserve Assets Fund                --ARROW-- MERCURY ASSET MANAGEMENT V.I. FUNDS,
                                                             INC.
                                                         --ARROW-- Mercury V.I. U.S. Large Cap Fund



We have closed to new purchase payments and to transfers the subaccounts investing in the Natural Resources Focus Fund, American Balanced Fund, Global Bond Focus Fund, International Equity Focus Fund, and the Utilities and Telecommunications Focus Fund of the Merrill Lynch Variable Series Funds.


If you want detailed information about the investment objectives of the Funds, see "Investments of the Accounts" and the attached prospectuses for the Funds.

FEES AND CHARGES

MORTALITY & EXPENSE RISK CHARGE


We impose a mortality and expense risk charge to cover certain risks. The mortality portion compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The expense portion compensates us for expense risks we assume if the contract maintenance and administration charges aren't enough to cover all Contract maintenance and administration expenses. The charge equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. This charge ends on the annuity date.


SALES CHARGE

We may impose a deferred sales charge only if you withdraw money from Account A. The maximum charge is 7% of premium withdrawn during the first year after that premium is paid. The charges decrease by 1% each year. After year seven, it's 0%. We don't impose a sales charge on withdrawals or surrenders from Account B.

ADMINISTRATION CHARGE


We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct this charge daily only from the net asset value of Account A. We don't impose the charge on the assets of Account B. This charge ends on the annuity date.

CONTRACT MAINTENANCE CHARGE


We charge $40 a year to reimburse us for expenses related to maintenance of the Contract. We waive this charge on all Contracts with a contract value of at least $50,000 on the Contract anniversary and in certain circumstances where you own at least three Contracts. The charge ends after the annuity date.


PREMIUM TAXES


On the annuity date we deduct a charge for any premium taxes imposed by a state or local government. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.



FUND EXPENSES



You will bear the costs of advisory fees and operating expenses deducted from Fund assets.


You can find detailed information about fees and charges imposed on the Contract under "Charges and Deductions".

TRANSFERS

TRANSFERS AMONG ACCOUNT A SUBACCOUNTS


Before the annuity date, you may transfer all or part of your Account A value among the subaccounts up to six times per contract year without charge. However, the Natural Resources Focus Subaccount, American Balanced Subaccount, Global Bond Focus Subaccount, International Equity Focus Subaccount, and Utilities and Telecommunications Focus Subaccount are closed to transfers.


You may make more than six transfers among available subaccounts, but we may charge $25 per extra transfer. You may elect a Dollar Cost Averaging feature so that money you've put in the Domestic Money Market Subaccount is systematically transferred monthly into other Account A subaccounts you select without charge. In addition, through participation in the Merrill Lynch RPA-SM- program, you may have your Account A values invested under an investment program based on your investment profile (See "Transfers", "Dollar Cost Averaging", and "Merrill Lynch Retirement Plus Advisor-SM-").

TRANSFERS FROM ACCOUNT A TO ACCOUNT B


Once each contract year, you may transfer from Account A to Account B an amount equal to any gain in account value since the date of issue and/or any premium no longer subject to a sales charge. Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of that amount or 10% of premiums still subject to a sales charge (minus any premium already withdrawn or transferred). Additionally, we allow periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, on a monthly, quarterly, semi-annual or annual basis.


This is the only amount you may transfer from Account A to Account B during a contract year. We impose no charge on this transfer. We don't permit transfers from Account B to Account A.

WITHDRAWALS


You can withdraw money from the Contract six times each contract year. Withdrawals from Account A are generally subject to a sales charge (see "Sales Charge"). However, we won't impose a sales charge to the first withdrawal in any contract year of gain out of Account A and/or any premium no longer subject to a sales charge. We won't impose a sales charge on that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of:


   (1) any gain in account value and/or any premium not subject to a sales charge; and
   (2) 10% of premiums subject to a sales charge (minus any of that premium already withdrawn or transferred out of Account A).


Additionally, you may elect for the amount withdrawn to be paid on a monthly, quarterly, semi-annual or annual basis.


We don't impose a sales charge on withdrawals from Account B.

In addition to the six withdrawals permitted each contract year, you may withdraw the value in Account B automatically on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any sales charge (see "Withdrawals and Surrenders").

A withdrawal may have adverse tax consequences (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if the contract owner dies before the annuity date.


Except in Washington, one of two kinds of death benefit applies to your contract -- a Rising Floor Death Benefit or a Combination Rising Floor/Step-Up Death Benefit. The Rising Floor Death Benefit is equal to the greater of premiums paid into Account A compounded at 5% plus the value of Account B, or the contract value at date of death. The Combination Rising Floor/Step-Up Death Benefit is equal to the greatest of premiums paid into Account A compounded at 5% plus the value of Account B, the greatest 7th anniversary value plus the value of Account B, or the contract value as of the date of death. The death benefit is adjusted for certain contract transactions. Certain restrictions apply. (See "Death Benefit" for more information.)


ANNUITY PAYMENTS


Annuity payments begin on the annuity date and are made under the annuity option you select. When you buy the Contract, the annuity date for nonqualified Contracts is the annuitant's 85th birthday. The annuity date for IRA Contracts or Tax Sheltered Annuity Contracts is when the owner/annuitant reaches age
70 1/2.


Details about the annuity options available under the Contract can be found under "Annuity Options".

TEN DAY REVIEW

When you receive the Contract, read it carefully to make sure it's what you want. Generally, within 10 days after you receive the Contract, you may return it for a refund. Some states allow a longer period of time to return the Contract. To get a refund, return the Contract to the Service Center or to the Financial Consultant who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For contracts issued in Pennsylvania, we'll refund the contract value as of the date you return the Contract.

                                   FEE TABLE



A.   Contract Owner Transaction Expenses


     1.Sales Load Imposed on Premium ..................................     None


     2.Contingent Deferred Sales Charge



          COMPLETE YEARS ELAPSED SINCE            CONTINGENT DEFERRED SALES CHARGE AS A
          PAYMENT OF PREMIUM                         PERCENTAGE OF PREMIUM WITHDRAWN
          ------------------                      --------------------------------------
                     0 years                                      7.00%
                      1 year                                      6.00%
                     2 years                                      5.00%
                     3 years                                      4.00%
                     4 years                                      3.00%
                     5 years                                      2.00%
                     6 years                                      1.00%
                 7 or more years                                  0.00%



     3.Transfer Fee ....................................................     $25


     The first 6 transfers among Separate Account A subaccounts in a contract year are free. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers. These rules apply only to transfers among Separate Account A subaccounts. They do not apply to transfers from Separate Account A to Separate Account B. No transfers may be made from Separate Account B.



     The Fee Table and Examples do not include charges to contract owners for premium taxes. Premium taxes may be applicable. Refer to the PREMIUM TAXES section in this Prospectus for further details.



B.   Annual Contract Maintenance Charge ................................     $40


     The Contract Maintenance Charge will be assessed annually on each contract anniversary if the contract value is less than $50,000.


C.   Separate Account Annual Expenses (as a percentage of account value)



                                           SEPARATE ACCT A   SEPARATE ACCT B
                                           ---------------   ---------------
          Mortality and Expense Risk
            Charge......................        1.25%              .65%
          Administration Charge.........         .10%              .00%
                                                ----               ---
          Total Separate Account Annual
            Expenses....................        1.35%              .65%



D. Fund Expenses for the Year Ended December 31, 1999 (see "Notes to Fee Table") (as a percentage of each Fund's average net assets)



                                         MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                           ---------------------------------------------------------------------------------------
                                                              SMALL
                                            HIGH               CAP      NATURAL    GLOBAL                 DOMESTIC
                           RESERVE  PRIME  CURRENT  QUALITY   VALUE    RESOURCES  STRATEGY  AMERICAN       MONEY
ANNUAL EXPENSES            ASSETS   BOND   INCOME   EQUITY   FOCUS(A)   FOCUS*     FOCUS    BALANCED*      MARKET
---------------            -------  -----  -------  -------  --------  ---------  --------  ---------     --------
Investment Advisory
  Fees...................     .50%   .42%     .47%     .43%     .75%      .65%        .65%      .55%        .50%
Other Expenses...........     .15%   .05%     .05%     .06%     .06%      .26%        .08%      .06%        .05%
                            -----   ----    -----    -----    -----       ---      ------     -----         ---
Total Annual Operating
  Expenses...............     .65%   .47%     .52%     .49%     .81%      .91%        .73%      .61%        .55%
Expense Reimbursements...       0%     0%       0%       0%       0%        0%          0%        0%          0%
                            -----   ----    -----    -----    -----       ---      ------     -----         ---
Net Expenses.............     .65%   .47%     .52%     .49%     .81%      .91%        .73%      .61%        .55%


                            MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES) (CONT'D)
                      --------------------------------------------------------------------------------
                                                                                            DEVELOPING
                      BASIC     GLOBAL       UTILITIES AND     INTERNATIONAL                 CAPITAL
                      VALUE      BOND      TELECOMMUNICATIONS      EQUITY      GOVERNMENT    MARKETS
ANNUAL EXPENSES       FOCUS     FOCUS**        FOCUS(A)*          FOCUS**         BOND       FOCUS(B)
---------------       ------  -----------  ------------------  --------------  -----------  ----------
Investment Advisory
  Fees..............    .60%        .60%           .60%                .75%        .50%        1.00%
Other Expenses......    .06%        .17%           .09%                .17%        .05%         .67%
                       ----     -------          -----            --------         ---         ----
Total Annual
  Operating
  Expenses..........    .66%        .77%           .69%                .92%        .55%        1.67%
Expense
  Reimbursements....      0%          0%             0%                  0%          0%         .42%
                       ----     -------          -----            --------         ---         ----
Net Expenses........    .66%        .77%           .69%                .92%        .55%        1.25%

                              MERRILL LYNCH VARIABLE SERIES
                               FUNDS, INC. (CLASS A SHARES)
                                         (CONT'D)
                      ----------------------------------------------

                                   GLOBAL                BALANCED
                                   GROWTH                CAPITAL
ANNUAL EXPENSES       INDEX 500     FOCUS                FOCUS(A)
---------------       ---------  -----------          --------------
Investment Advisory
  Fees..............      .30%       .75%                  .60%
Other Expenses......      .05%       .12%                  .11%
                       ------       ----                   ---
Total Annual
  Operating
  Expenses..........      .35%       .87%                  .71%
Expense
  Reimbursements....        0%         0%                    0%
                       ------       ----                   ---
Net Expenses........      .35%       .87%                  .71%



                                                    ALLIANCE VARIABLE PRODUCTS
                                AIM VARIABLE             SERIES FUND, INC.        MFS-REGISTERED TRADEMARK- VARIABLE
                              INSURANCE FUNDS            (CLASS A SHARES)                INSURANCE TRUST-SM-
                           ----------------------  -----------------------------  ----------------------------------
                             AIM V.I.                ALLIANCE                           MFS
                             CAPITAL     AIM V.I.    PREMIER        ALLIANCE          EMERGING            MFS
ANNUAL EXPENSES            APPRECIATION   VALUE     GROWTH(C)       QUASAR(C)        GROWTH(D)        RESEARCH(D)
---------------            ------------  --------  ------------  ---------------  ----------------  ----------------
Investment Advisory
  Fees...................         .62%       .61%        1.00%           1.00%            .75%              .75%
Other Expenses...........         .11%       .15%         .05%            .19%            .09%              .11%
                             --------     ------     --------      ----------             ---            ------
Total Annual Operating
  Expenses...............         .73%       .76%        1.05%           1.19%            .84%              .86%
Expense Reimbursements...           0%         0%           0%              0%              0%                0%
                             --------     ------     --------      ----------             ---            ------
Net Expenses.............         .73%       .76%        1.05%           1.19%            .84%              .86%

                                                         MERCURY ASSET
                                                        MANAGEMENT V.I.
                                                          FUNDS, INC.
                           HOTCHKIS AND WILEY              (CLASS A
                             VARIABLE TRUST                 SHARES)
                           -------------------          ---------------
                                                         MERCURY V.I.
                           HOTCHKIS AND WILEY             U.S. LARGE
ANNUAL EXPENSES             INTERNATIONAL VIP               CAP(E)
---------------            -------------------          ---------------
Investment Advisory
  Fees...................          .75%                       .65%
Other Expenses...........          .26%                      2.18%
                                  ----                       ----
Total Annual Operating
  Expenses...............         1.01%                      2.83%
Expense Reimbursements...            0%                      1.58%
                                  ----                       ----
Net Expenses.............         1.01%                      1.25%



                                                          DEFINED ASSET FUNDS
                                                      ---------------------------
ANNUAL EXPENSES                                        SELECT TEN V.I. TRUST(F)
---------------                                       ---------------------------
Deferred Transaction Fee..........................    $4.29 per 1,000 Trust Units
Trustee's Fee.....................................               .099%
Portfolio Supervision, Bookkeeping and
Administrative Fees...............................               .077%
Organizational Expenses...........................               .132%
Other Operating Expenses..........................               .030%
                                                                 ----
Total Annual Operating Expenses...................               .338%


---------
* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.


** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

EXAMPLES OF CHARGES



If the Contract is surrendered at the end of the applicable time period:



       The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:



                                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                     ------  -------  -------  --------
           SEPARATE ACCOUNT B SUBACCOUNT INVESTING IN:
           ML Reserve Assets Fund+.................................     $14      $43      $74      $163

           SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
           ML Prime Bond Fund+.....................................     $84     $109     $132      $221
           ML High Current Income Fund+............................     $85     $111     $135      $226
           ML Quality Equity Fund+.................................     $85     $110     $133      $223
           ML Small Cap Value Focus Fund+..........................     $88     $119     $150      $257
           ML Natural Resources Focus Fund+*.......................     $89     $122     $155      $267
           ML Global Strategy Focus Fund+..........................     $87     $117     $146      $248
           ML American Balanced Fund+*.............................     $86     $113     $139      $236
           ML Domestic Money Market Fund+..........................     $85     $111     $136      $229
           ML Basic Value Focus Fund+..............................     $86     $115     $142      $241
           ML Global Bond Focus Fund+**............................     $87     $118     $148      $253
           ML Utilities and Telecommunications Focus Fund+*........     $86     $116     $144      $244
           ML International Equity Focus Fund+**...................     $89     $122     $155      $268
           ML Government Bond Fund+................................     $85     $111     $136      $229
           ML Developing Capital Markets Focus Fund+...............     $92     $132     $172      $302
           ML Index 500 Fund+......................................     $83     $106     $126      $208
           ML Global Growth Focus Fund+............................     $88     $121     $153      $263
           ML Balanced Capital Focus Fund+.........................     $87     $116     $145      $246
           Defined Asset Funds--Select Ten V.I. Trust..............     $87     $118     $147      $251
           AIM V.I. Capital Appreciation Fund......................     $87     $117     $146      $248
           AIM V.I. Value Fund.....................................     $87     $118     $147      $252
           Alliance Premier Growth Portfolio+......................     $90     $126     $162      $282
           Alliance Quasar Portfolio+..............................     $91     $130     $169      $296
           MFS Emerging Growth Series..............................     $88     $120     $151      $260
           MFS Research Series.....................................     $88     $121     $152      $262
           Hotchkis and Wiley International VIP Portfolio..........     $90     $125     $160      $277
           Mercury V.I. U.S. Large Cap Fund+.......................     $92     $132     $172      $302


---------


+    Class A Shares.

* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

If the Contract is annuitized, or not surrendered, at the end of the applicable time period:



       The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:



                                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                     ------  -------  -------  --------
           SEPARATE ACCOUNT B SUBACCOUNT INVESTING IN:
           ML Reserve Assets Fund+.................................     $14      $43      $74      $163

           SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
           ML Prime Bond Fund+.....................................     $19      $59     $102      $221
           ML High Current Income Fund+............................     $20      $61     $105      $226
           ML Quality Equity Fund+.................................     $19      $60     $103      $223
           ML Small Cap Value Focus Fund+..........................     $23      $70     $120      $257
           ML Natural Resources Focus Fund+*.......................     $24      $73     $125      $267
           ML Global Strategy Focus Fund+..........................     $22      $67     $116      $248
           ML American Balanced Fund+*.............................     $21      $64     $109      $236
           ML Domestic Money Market Fund+..........................     $20      $62     $106      $229
           ML Basic Value Focus Fund+..............................     $21      $65     $112      $241
           ML Global Bond Focus Fund+**............................     $22      $69     $118      $253
           ML Utilities and Telecommunications Focus Fund+*........     $21      $66     $114      $244
           ML International Equity Focus Fund+**...................     $24      $73     $125      $268
           ML Government Bond Fund+................................     $20      $62     $106      $229
           ML Developing Capital Markets Focus Fund+...............     $27      $83     $142      $302
           ML Index 500 Fund+......................................     $18      $56     $ 96      $208
           ML Global Growth Focus Fund+............................     $23      $72     $123      $263
           ML Balanced Capital Focus Fund+.........................     $22      $67     $115      $246
           Defined Asset Funds--Select Ten V.I. Trust..............     $22      $68     $117      $251
           AIM V.I. Capital Appreciation Fund......................     $22      $67     $116      $248
           AIM V.I. Value Fund.....................................     $22      $68     $117      $252
           Alliance Premier Growth Portfolio+......................     $25      $77     $132      $282
           Alliance Quasar Portfolio+..............................     $27      $82     $139      $296
           MFS Emerging Growth Series..............................     $23      $71     $121      $260
           MFS Research Series.....................................     $23      $71     $122      $262
           Hotchkis and Wiley International VIP Portfolio..........     $25      $76     $130      $277
           Mercury V.I. U.S. Large Cap Fund+.......................     $27      $83     $142      $302


---------


+    Class A Shares.

* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

The preceding Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Accounts as well as the Funds. The Examples also reflect the $40 contract maintenance charge as .0244% of average assets. See the CHARGES AND DEDUCTIONS section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.



THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.



Condensed financial information containing the accumulation unit value history appears at the end of this prospectus.



NOTES TO FEE TABLE



(a) Effective April 4, 2000, (i) the Special Value Focus Fund was renamed the Small Cap Value Focus Fund; (ii) the Global Utility Focus Fund was renamed the Utilities and Telecommunications Focus Fund; and (iii) the Capital Focus Fund was renamed the Balanced Capital Focus Fund. See the accompanying prospectus for Merrill Variable Funds for additional information regarding these changes.



(b) Merrill Lynch Asset Management, L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Under this Reimbursement Agreement, the Developing Capital Markets Focus Fund was reimbursed for a portion of its operating expenses for 1999.



(c) The Fee Table does not reflect fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio during the year ended December 31, 1999. Such waivers and assumption of expenses were made on a voluntary basis. Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 1999, Alliance waived management fees totaling .24% for the Alliance Quasar Portfolio. Considering such reimbursements, "Total Annual Operating Expenses" would have been .95%.



(d) The MFS Emerging Growth Series and MFS Research Series have expense offset arrangements which reduce each Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Funds may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Funds' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Had these fee reductions been taken into account, "Net Expenses" would have been 0.83% for the Emerging Growth Series and 0.85% for the Research Series.



(e) Mercury Asset Management International Ltd. has agreed to limit for one year the operating expenses paid by the Mercury V.I. U.S. Large Cap Fund to 1.25% of its average net assets.



(f) Merrill Lynch, Pierce, Fenner & Smith Incorporated, the sponsor of Defined Asset Funds, receives a deferred transaction fee accrued daily at an annual rate of $4.29 per 1,000 units of the Select Ten V.I. Trust ("Trust Units") (about 0.47% per Trust Unit) for creating and maintaining the Select Ten V.I. Trust. This deferred transaction fee also applies to income and principal distributions on Trust Units, which are reinvested in Trust Units. Other annual operating expenses are shown as a percentage of net assets of the Select Ten V.I. Trust. The amount of each of these other expenses, on a per 1,000 Trust Unit basis, are as follows: $0.99 (trustee's fee); $0.77 (portfolio supervision, bookkeeping and administrative fees); $1.32 (organizational expenses); and $0.30 (other operating expenses); for a total of $3.38 per 1,000 Trust Units. These expenses do not include the costs of purchasing and selling the underlying stocks held by the Select Ten V.I. Trust.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yields of the Domestic Money Market Subaccount and the Reserve Assets Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of an Account A subaccount (besides the Domestic Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any sales charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return information that doesn't reflect a deduction for the sales charge. This presentation assumes that an investment in the Contract will extend beyond the period when the sales charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the sales charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Ranking services we may use as sources of performance comparison are Lipper, VARDS, CDA/Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Standard & Poor's Index of 500 Common Stocks, the Morgan Stanley EAFE Index, the Russell 2000 Index and the Dow Jones Indices, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other sources of performance comparison that we may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNTS

You may direct premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The Merrill Lynch Life Variable Annuity Separate Account A ("Account A") offers through its subaccounts a variety of investment options. Each option has a different investment objective. The Merrill Lynch Life Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

We established the Accounts on August 6, 1991. They are governed by Arkansas law, our state of domicile. They are registered with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940. Each account meets the definition of a separate account under the federal securities laws. The Accounts' assets are SEGREGATED from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Accounts. Each Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If an Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in each Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of either Account be charged with any liabilities of the other Account.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 21 subaccounts currently available through Account A and one subaccount currently available through Account B. Five subaccounts previously available through Account A (the Natural Resources Focus Subaccount, the American Balanced Subaccount, the Global Bond Focus Subaccount, the International Equity Focus Subaccount and the Utilities and Telecommunications Focus Subaccount) are closed to allocations of premiums and contract value. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Merrill Variable Funds"); the AIM Variable Insurance Funds (the "AIM V.I. Funds"); the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"); the MFS-Registered Trademark- Variable Insurance Trust-SM- (the "MFS Trust"); the Hotchkis and Wiley Variable Trust (the "Hotchkis and Wiley Trust"); Mercury Asset Management V.I. Funds, Inc. ("Mercury V.I. Funds"); or the Defined Asset Funds. Additional subaccounts may be added or closed in the future.



Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.


                          INVESTMENTS OF THE ACCOUNTS

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the Fund's prospectus and Statement of Additional Information. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.

Generally, you should consider the funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. There is no guarantee that any fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

The Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Accounts Class A shares of 18 of its separate investment mutual fund portfolios. The Reserve Assets Fund is available only to Account B.

Merrill Lynch Asset Management, L.P. ("MLAM") is the investment adviser to the Merrill Variable Funds. MLAM, together with its affiliates, Fund Asset Management, L.P., Mercury Asset Management International Ltd., and Hotchkis and Wiley, is a worldwide mutual fund leader, and had a total of $550.07 billion in investment company and other portfolio assets under management as of the end of January 31, 2000. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLAM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLAM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary below.



MLAM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets (see "Selling the Contract").


Details about these Funds, including their investment objectives, management, policies, restrictions, expenses and risks, and all other aspects of these Funds' operation can be found in the attached prospectus for the Merrill Variable Funds and in their Statement of Additional Information. Read these carefully before investing. As described in the prospectus for Merrill Variable Funds, many of these Funds should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. Such Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Merrill Variable Funds prospectus also describes certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objective. Meeting the objectives depends upon future economic conditions and upon how well these Funds' management anticipates changes in those economic conditions.

DOMESTIC MONEY MARKET FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Fund invests in short-term United States government securities; United States government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other domestic money market instruments. MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund.


PRIME BOND FUND. This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in long-term corporate bonds rated in the top three ratings categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the first $250 million of the combined average daily nets assets of the Fund and High Current Income Fund; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the combined average daily net assets, in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.



HIGH CURRENT INCOME FUND. This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. MLAM receives an advisory fee from the Fund at the annual rate of 0.55% of the first $250 million of the combined average daily net assets of the Fund and Prime Bond Fund; 0.50% of the next $250 million; 0.45% of the next $250 million;

and 0.40% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.



QUALITY EQUITY FUND. This Fund seeks to achieve high total investment return. The Fund employs a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. Management of the Fund will shift the emphasis among investment alternatives for capital growth, capital stability, and income as market trends change. MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the first $250 million of average daily net assets; 0.45% of the next $250 million; 0.425% of the next $100 million; and 0.40% of the average daily net assets in excess of $400 million.



SMALL CAP VALUE FOCUS FUND (FORMERLY, THE SPECIAL VALUE FOCUS FUND). This Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Merrill Variable Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities. MLAM receives an advisory fee from the Fund at the annual rate of 0.75% of the average daily net assets of the Fund.



NATURAL RESOURCES FOCUS FUND. This Fund seeks to achieve capital appreciation and to protect the purchasing power of capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. MLAM receives an advisory fee from the Fund at the annual rate of 0.65% of the average daily net assets of the Fund.


We reserve the right to suspend the sale of units of the Natural Resources Focus Subaccount in response to conditions in the securities markets or otherwise.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

AMERICAN BALANCED FUND. This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. MLAM receives an advisory fee from the Fund at the annual rate of 0.55% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

GLOBAL STRATEGY FOCUS FUND. This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. MLAM receives an advisory fee from the Fund at the annual rate of 0.65% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

BASIC VALUE FOCUS FUND. This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the average daily net assets of the Fund.


GLOBAL BOND FOCUS FUND. This Fund seeks to provide high total investment return by investing in a global portfolio of fixed-income securities denominated in various currencies, including multinational currency units. The Fund may invest in fixed-income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the average daily net assets of the Fund.


Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the Global Bond Focus Fund. The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on June 5, 1998.


UTILITIES AND TELECOMMUNICATIONS FOCUS FUND (FORMERLY, THE GLOBAL UTILITY FOCUS
FUND). This Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the average daily net assets of the Fund.


The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

INTERNATIONAL EQUITY FOCUS FUND. This Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. MLAM receives an advisory fee from the Fund at the annual rate of 0.75% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on June 5, 1998.


GOVERNMENT BOND FUND. This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities. MLAM receives an advisory fee from the Fund at an annual rate of 0.50% of the average daily net assets of the Fund.


DEVELOPING CAPITAL MARKETS FOCUS FUND. This Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. The Developing Capital Markets Focus Fund has established no rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize the risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. Investment in the Developing Capital Markets Focus Fund entails relatively greater risk of loss of income or principal. MLAM receives an advisory fee from the Fund at an annual rate of 1.00% of the average daily net assets of the Fund.


RESERVE ASSETS FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; U.S. government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments. MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets; 0.425% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; 0.325% of the next $500 million; 0.30% of the next $500 million; and 0.275% of the average daily net assets in excess of $2.5 billion.


INDEX 500 FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). MLAM receives an advisory fee from the Fund at an annual rate of 0.30% of the Fund's average daily net assets.


BALANCED CAPITAL FOCUS FUND (FORMERLY, THE CAPITAL FOCUS FUND). This Fund seeks to achieve high total investment return. To do this, management of the Fund uses a flexible "fully managed" investment policy that shifts the emphasis among equity, debt (including money market), and convertible securities. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the Fund's average daily net assets.


GLOBAL GROWTH FOCUS FUND. This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income. MLAM receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets.


DEFINED ASSET FUNDS--SELECT TEN V.I. TRUST


Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into "units" representing equal shares of the underlying assets ("Trust Units"). Each Trust Unit receives an equal share of income and principal distributions. Units are redeemable securities.


Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") serves as sponsor of Defined Asset Funds. MLPF&S receives a deferred transaction fee, accrued daily at an annual rate of $4.29 per 1,000 Trust Units (about 0.47%) for creating and maintaining the Select Ten V.I. Trust (the "Select Ten Trust"). Half of this fee is paid to MLIG to compensate it for its administrative services in making Trust Units available for investment by Account A. The Select Ten Trust is also subject to additional operating expenses, summarized in the Fee Table and described more fully in the attached prospectus for the Select Ten Trust.



The Select Ten Trust, one portfolio of Defined Asset Funds, Equity Investor Fund, buys approximately equal amounts of the ten highest dividend-yielding common stocks of the 30 stocks in the Dow Jones Industrial

Average* ("DJIA") (determined three business days prior to May 1, 2000) and holds them for about one year. MLPF&S anticipates that the Select Ten Trust portfolio will remain unchanged over its one year life despite any adverse developments concerning an issuer, an industry, or the economy or stock market generally.



AT THE END OF THE YEAR (ON OR ABOUT MAY 1, 2001), THE SELECT TEN TRUST WILL BE LIQUIDATED. WE CURRENTLY ANTICIPATE THAT THE SAME INVESTMENT STRATEGY WILL BE REAPPLIED TO THE DJIA TO SELECT (AS OF TWO BUSINESS DAYS PRIOR TO MAY 1, 2001) A NEW STOCK PORTFOLIO FOR A SUCCESSOR TRUST. You must give us instructions by APRIL 30, 2001 about how to invest any account value in the 2000 Select Ten Trust when it terminates. You will receive a notice requesting instructions prior to that time.



Your choices at that time will include:



    - Giving us instructions to rollover your account value in the 2000 Select Ten Trust when it terminates to the 2001 Select Ten Trust, if available.



    - Giving us instructions to transfer any account value in the 2000 Select Ten Trust to any of the other investment options available under the Contract. This transfer will be made on the date you give us your transfer instructions, unless you direct us to make the transfer on April 30, 2001.



If you do not pick either of these choices at that time, you will be deemed to have instructed us to transfer any of your account value in the 2000 Select Ten Trust to the Domestic Money Market Fund on April 30, 2001.



On or about May 1, 2001, it is contemplated that remaining Trust Units will be redeemed, and the proceeds (for contract owners electing to rollover their account value) will be immediately invested in the 2001 Select Ten Trust. Brokerage commissions in selling and purchasing stocks for the rollover trust will be borne indirectly by contract owners.



MLPF&S RESERVES THE RIGHT TO DEPART FROM THE SELECT TEN INVESTMENT STRATEGY DESCRIBED ABOVE IN ORDER TO MAINTAIN THE SELECT TEN TRUST'S COMPLIANCE WITH THE DIVERSIFICATION REQUIREMENTS OF SECTION 817(H) OF THE INTERNAL REVENUE CODE AND REGULATIONS THEREUNDER. The Internal Revenue Service has not addressed the issue of investment control with respect to a narrow investment policy such as that of the Select Ten Trust. If you are deemed to have investment control of the assets in a Select Ten Trust, then you could be treated as the owner of those assets. If so, income and gains from the Select Ten Trust's assets would be includable (pro rata) in your taxable income each year.



WE RESERVE THE RIGHT TO CEASE OFFERING THE SELECT TEN SUBACCOUNT AT ANY TIME. THERE CAN BE NO ASSURANCE THAT DEFINED ASSET FUNDS OR MLPF&S WILL CONTINUE TO MAKE TRUSTS AVAILABLE IN 2001, OR THEREAFTER.



AIM VARIABLE INSURANCE FUNDS



AIM Variable Insurance Funds ("AIM V.I. Funds") is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Account A two of its separate investment portfolios.



A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the Funds of AIM V.I. Funds. AIM has acted as an investment adviser since its

-------------


* The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc., which is not affiliated with MLPF&S, has not participated in any way in the creation of the Select Ten Trust, or in the selection of stocks included in the Select Ten Trust, and has not reviewed or approved any information included in this prospectus.

organization in 1976. Today AIM, together with its subsidiaries, advises or manages over 120 investment portfolios, including the Funds, encompassing a broad range of investment objectives. As the investment adviser, AIM receives compensation from the Funds for its services. The fees charged to each of these Funds are set forth in the summary of investment objectives below.


AIM V.I. CAPITAL APPRECIATION FUND. This Fund seeks growth of capital through investment in common stocks, with emphasis on medium and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. AIM receives an advisory fee from the Fund at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets in excess of $250 million.

AIM V.I. VALUE FUND. This Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. AIM receives an advisory fee from the Fund at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets in excess of $250 million.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.


Alliance Variable Products Series Fund, Inc. ("Alliance Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A Class A shares of two of its separate investment portfolios. Alliance Capital Management L.P. ("Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 serves as the investment adviser to each Fund of the Alliance Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company for an international group of insurance and related financial services companies. As the investment adviser, Alliance is paid fees by the Funds for its services. The fees charged to the Funds are set forth in the summary of investment objective below.



ALLIANCE PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth. Alliance receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.


ALLIANCE QUASAR PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund. Alliance receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. (See "Notes to Fee Table" for a discussion of a reimbursement arrangement applicable to this Fund.)

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-

MFS-Registered Trademark- Variable Insurance Trust-SM- ("MFS Trust") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A two of its separate investment portfolios.


Massachusetts Financial Services Company ("MFS"), a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to each of the Funds of MFS Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is a indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. As the investment adviser, MFS is paid fees by each of these Funds for its services. The fees charged to these Funds are set forth in the summary of investment objectives below.



MFS EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital. The Fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the Fund's adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate. MFS receives an advisory fee from the Fund at an annual rate of 0.75% of the average daily net assets of the Fund.



MFS RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Fund focuses on companies that the Fund's adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. MFS receives an advisory fee from the Fund at an annual rate of 0.75% of the average daily net assets of the Fund.


HOTCHKIS AND WILEY VARIABLE TRUST

Hotchkis and Wiley Variable Trust ("Hotchkis and Wiley Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission as an open-end management investment company. The Hotchkis and Wiley Trust is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.


Hotchkis and Wiley, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, serves as the investment adviser to the Hotchkis and Wiley International VIP Portfolio and generally administers the affairs of the Hotchkis and Wiley Trust. Hotchkis and Wiley is a division of MLAM. As the investment adviser, Hotchkis and Wiley is paid fees by the Fund for its services. The fees charged to the Fund for advisory services are set forth in the summary of investment objectives below.



HOTCHKIS AND WILEY INTERNATIONAL VIP PORTFOLIO. The Fund's investment objective is to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Hotchkis and Wiley follows a VALUE style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Hotchkis and Wiley receives from the Fund an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.


Mercury Asset Management V.I. Funds, Inc. ("Mercury V.I. Funds") is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Asset Management International Ltd. It currently offers Account A Class A shares of one of its mutual fund portfolios, the Mercury V.I. U.S. Large Cap Fund. The investment objective of the
Mercury V.I. U.S. Large Cap Fund is described below.



Mercury Asset Management International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its immediate parent is Mercury Asset Management Group Ltd. a London-based holding company. The ultimate parent of Mercury Asset Management Group Ltd. is Merrill Lynch & Co., Inc. The
Mercury V.I. U.S. Large Cap Fund, as part of its operating expenses, pays an investment advisory fee to Mercury Asset Management International Ltd. set forth in the summary of investment objective below.



MERCURY V.I. U.S. LARGE CAP FUND. This Fund's main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund management believes are undervalued or have good prospects for earnings growth. Generally, the Fund will invest at least 65% of its total assets in these equity securities. The Fund may also invest up to 10% of its assets in stocks of companies located in Canada. The Mercury V.I. Funds incurs operating expenses and pays a monthly advisory fee to Mercury Asset Management International Ltd. at an annual rate of .65% of the average daily net assets of the Mecury V.I. U.S. Large Cap Fund.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Accounts will purchase and redeem shares or Trust Units of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Accounts are automatically reinvested at net asset value in additional shares or Trust Units of the Funds.


The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.


MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of Separate Account A or Separate Account B or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. We can do this for both existing investments and the investment of future premiums. However, before any such substitution, we would need the approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes we need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

MORTALITY AND EXPENSE RISK CHARGE

We impose a mortality and expense risk charge on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The remaining portion of the charge, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks we assume should the Contract maintenance and administration charges be insufficient to cover all Contract maintenance and administration expenses.

The mortality and expense risk charge is greater for Account A than for Account B because a greater guaranteed death benefit and higher administrative expenses are attributable to Account A. If this charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.

SALES CHARGE

     WHEN IMPOSED

We may impose a contingent deferred sales charge on withdrawals and surrenders from Account A. We don't impose the charge on withdrawals or surrenders from Account B. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from Account A held for less than seven years. However, where permitted by state regulation, up to 10% of this premium will not be subject to such a charge if withdrawn from Account A as part of the first withdrawal of the contract year, whether paid in a lump sum or paid on a monthly, quarterly, semi-annual or annual basis. In addition, where permitted by state regulation, we won't impose a contingent deferred sales charge on any premium withdrawn from Contracts purchased by our employees or our affiliates or from Contracts purchased by the employees' spouses or dependents.

     AMOUNT OF CHARGE

The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% annually to 0% after year seven, as shown below.

                   NUMBER OF COMPLETE YEARS ELAPSED         CONTINGENT DEFERRED
                   SINCE PREMIUM WAS PAID                      SALES CHARGE
                                  0                                 7%
                                  1                                 6%
                                  2                                 5%
                                  3                                 4%
                                  4                                 3%
                                  5                                 2%
                                  6                                 1%
                                  7                                 0%

The charge is calculated on total premiums withdrawn from Account A. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. The example below explains this charge.
                           HOW THE SALES CHARGE WORKS

                 If you made a $5,000 premium payment to
                 Account A and withdrew the entire $5,000 three years later, we would impose a 4% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when you withdrew it three years later, we would impose a 4% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to Account A grew to $5,500 due to positive investment experience, and you withdrew $200 of gain in account value as the first withdrawal three years later, and thereafter withdrew the remaining $5,300 in a subsequent withdrawal that same year, we would impose no contingent deferred sales charge on the $200 first withdrawn (as it represents gain, and not premium) and we would impose a 4% contingent deferred sales charge only on $5,000 of the $5,300 subsequent withdrawal (as $300 of that amount represents gain).

     HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your Account A value. The example below shows how this works.
                              PRO-RATA DEDUCTIONS


                 Kim Investor's Retirement Plus Contract has a current account value of $100,000. $60,000 is in the Basic Value Focus Subaccount, and $40,000 is in the Balanced Capital Focus Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 7% sales charge ($1400). Accordingly, $840--60% of $1400--is deducted from the Basic Value Focus Subaccount and $560--40% of $1400--is deducted from the Balanced Capital Focus Subaccount.

(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct the charge daily only from the net asset value of Account A. We don't impose the charge on the assets in Account B. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). This charge will never increase.

CONTRACT MAINTENANCE CHARGE

We charge $40 a year to reimburse us for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. We deduct this charge from your contract value on each contract anniversary that occurs on or before the annuity date. We won't deduct it after the annuity date. We also deduct the charge if you surrender the contract on any date besides a contract anniversary. We deduct the charge on a pro rata basis from among all subaccounts in which your contract value is invested. The contract maintenance charge will never increase.

We'll waive this charge on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would normally be deducted.

Currently, a contract owner of three or more Contracts will be assessed no more than $120 in Contract Maintenance Charges annually. We reserve the right to change this limit at any time.

OTHER CHARGES

     TRANSFER CHARGES


You may make up to six transfers among Account A subaccounts per contract year without charge. If you make more than six, we may, but currently do not, charge you $25 for each extra transfer. Certain transfers from the Select Ten subaccount will not count toward the six transfers permitted among Account A subaccounts per contract year without charge. (See "Defined Asset Funds--Select Ten V.I. Trust" and "Transfers".)


     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating the net asset values of the Funds (except the Select Ten Trust), advisory fees and operating expenses are deducted from the assets of each Fund. Deferred transaction fees, trustee's fees, portfolio supervision, bookkeeping and administrative fees, organizational expenses, and other operating expenses are deducted from the assets of the Select Ten Trust. Information about those fees and expenses can be found in the attached prospectuses for the Funds, and in the Statement of Additional Information for each Fund, if applicable.

     RETIREMENT PLUS ADVISOR FEES

Fees associated with participation in the Merrill Lynch RPA-SM- program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See "Merrill Lynch Retirement Plus Advisor-SM-".)

PREMIUM TAXES


Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. (See "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.) In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant.

If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the contract value, less any applicable fees and charges.


Only spouses may be co-owners of the Contract, except in Pennsylvania, New Jersey, and Oregon. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. Qualified Contracts may not have co-owners.



You may assign the Contract to someone else by giving notice to our Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax adviser before assigning the Contract. (See "Federal Income Taxes".)

ISSUING THE CONTRACT

     ISSUE AGE

You can buy a nonqualified Contract if you are less than 85 years old. Annuitants on nonqualified Contracts must also be less than 85 years old when we issue the Contract. For qualified Contracts owned by natural persons, the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract.

     INFORMATION WE NEED TO ISSUE THE CONTRACT


Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the information provided or the application, and you pay the initial premium, we'll issue a Contract. The date we do this is called the Date of Issue. Generally, we'll do this and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, however, we will offer to return the premium and no Contract will be issued. You can consent to our holding the premium until we get all necessary information, and then we will invest the premium within two business days after we get the information.


     TEN DAY RIGHT TO REVIEW


When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To get a refund, return the Contract to our Service Center or to the Financial Consultant who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. For contracts issued in Pennsylvania, we'll refund the contract value as of the date the Contract is returned.


PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS


Initial premium payments must be $5,000 or more on a nonqualified Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must be $100 or more. You can make them at any time before the annuity date. Transfer amounts from tax-sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under qualified Contracts held in Retirement Plan Operations accounts of MLPF&S where you're transferring the complete cash balance of such account into a Contract. Maximum annual contributions to qualified Contracts are limited by federal law. We reserve the right to reject subsequent premium payments, if required by law.


     HOW TO MAKE PAYMENTS


You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account. Under an automatic investment feature, you can make systematic premium payments on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Contact your Financial Consultant for additional information. You may cancel the automatic investment feature at any time.

     PREMIUM INVESTMENTS

For the first 14 days following the date of issue, we'll hold all premiums directed into Account A in the Domestic Money Market Subaccount. After the 14 days, we'll reallocate the account value to the Account A subaccounts you selected. (In Pennsylvania, we'll invest all premiums as of the date of issue in the subaccounts you selected.) We'll place premiums directed into Account B in the Reserve Assets Subaccount on the issue date. We'll place subsequent premiums allocated to Account B in the Reserve Assets Subaccount as of the end of the valuation period in which our Service Center receives them.


Currently, you may allocate your premium among 18 of 22 subaccounts (21 available through Account A and one available through Account B). Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Prime Bond Subaccount, 58% allocated to the High Current Income Subaccount, and 30% allocated to the Quality Equity Subaccount. However, you may not allocate 33 1/3% to the Prime Bond Subaccount and 66 2/3% to the High Current Income Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.


ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.
                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

                 We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract maintenance charge, any sales charge, any transfer charge, and any premium taxes due, units are redeemed.
                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

                 We determine the number of units by dividing the dollar value of the amount of the purchase or redemption allocated to the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the transfer is made. The number of accumulation units in each subaccount credited to a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units credited to a Contract will not change as a result of investment experience or the deduction of mortality and expense risk and administration charges. Instead, these charges and investment experience are reflected in the accumulation unit value.

When we first established each subaccount, we arbitrarily set the value of an accumulation unit at $10. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. A valuation period is the time period from one determination of the net asset value of a subaccount to the next, measured from the time each day the Funds are valued. The Funds are valued at the close of business on each day the New York Stock Exchange is open. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the valuation period equivalent of the annual administration and mortality and expense risk charges. The net investment factor takes into account the reinvestment of dividends and capital gains. We may adjust the net investment factor to make provisions for any change in law that requires us to pay tax on capital gains in the Accounts or for any assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

               ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS

     TRANSFERS WITHIN ACCOUNT A


Before the annuity date, you may transfer all or part of your Account A value among the Account A subaccounts up to six times per contract year without charge. You can make additional transfers among Account A subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Certain transfers from the Select Ten subaccount will not count toward the six transfers permitted among Account A subaccounts per contract year without charge. (See "Defined Asset Funds--Select Ten V.I. Trust".) We reserve the right to change the number of additional transfers permitted each contract year.



Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. You must transfer at least $100 or the total value of a subaccount, if less. Transfers specified as percentages are also subject to a $100 minimum with allocations in whole numbers. For example, 10% or 30% of $1,000 Account A value in the Prime Bond Subaccount may be transferred to the High Current Income Subaccount, but 10.5% may not. Also, 20% of $600 ($120) Account A value in the Prime Bond Subaccount may be transferred to the High Current Income Subaccount, but 10% of $600 ($60) may not.


You may request transfers in writing or by telephone, once we get proper telephone transfer authorization. Transfer requests may also be made through your Merrill Lynch Financial Consultant, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. We will consider telephone transfer requests received after 4:00 p.m. (ET) to be received the following business day.

DOLLAR COST AVERAGING

     WHAT IS IT?


The Contract offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to reallocate money at monthly intervals from the Account A Domestic Money Market Subaccount to any of the remaining Account A subaccounts. The DCA feature is intended to reduce the effect of short term price fluctuations on investment cost. Since the same dollar amount is transferred to selected subaccounts each month, more accumulation units are purchased in a subaccount when their value is low and fewer accumulation units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy accumulation units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.


You can choose the DCA feature any time before the annuity date. Once you start using it, you must continue it for at least three months. Once you reach the annuity date, you may no longer use Dollar Cost Averaging.

If you participate in the RPA program, you can't use DCA.

     MINIMUM AMOUNTS

To elect DCA, you need to have a minimum amount of money in the Domestic Money Market subaccount. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA feature. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. We reserve the right to change these minimums. Should the amount in your Domestic Money Market Subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue DCA.

     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers. After we receive your request at our Service Center, we will make the first DCA transfer on the selected date of the following month. We'll make subsequent DCA transfers on the same day of each succeeding month. We don't charge for DCA transfers. These transfers are in addition to the six annual transfers permitted under the Contract.

MERRILL LYNCH RETIREMENT PLUS ADVISOR-SM-

If you qualify, you may participate in the Merrill Lynch Retirement Plus Advisor-SM- ("RPA") program. Through RPA, an investment program developed by MLPF&S, premiums and Account A money are allocated and transferred periodically among the subaccounts of Account A based on your investment profile. MLPF&S is a registered investment adviser under the Investment Advisers Act of 1940.

Before you can participate, you must complete a profiling questionnaire and client agreement for each contract with which you're using the RPA program.

If you participate in the RPA program, you can't use DCA. In addition, MLPF&S may ask you to give up the RPA program if you request a transfer while the RPA program is in effect; such transfers may be inconsistent with investment strategies being implemented through the RPA program.

     FEES AND CHARGES FOR RPA

MLPF&S charges a fee for the RPA program. MLPF&S deducts this fee directly from your brokerage account. The fee is not deducted from your contract value or imposed on the Accounts. We don't charge for RPA program transfers of Account A money.

If you wish to participate in the RPA program, consult with your Financial Consultant for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that you will attain your investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

TRANSFERS FROM ACCOUNT A TO ACCOUNT B


Once each contract year, you may transfer from Account A to Account B an amount equal to any gain in account value and/or any premium not subject to sales charge, determined as of the date we receive the request. Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of that amount, or 10% of premiums still subject to a sales charge determined as of the date we receive the request (minus any of that premium already withdrawn or transferred). Additionally, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. You may cancel periodic transfers at any time. Once canceled, they cannot be activated again until the next contract year.


Generally, we will deduct the amount transferred on a pro rata basis from among the Account A subaccounts you specify, based on your proportional interest in each of these subaccounts to the Account A value, unless you request otherwise. However, if you want the amount transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE

Before the annuity date, you may withdraw money from the Contract up to six times per contract year. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See "Federal Income Taxes".)
                 The Contract provides a specific order for withdrawals. We treat the first withdrawal from Account A in any contract year in the following order:

                 1.    Gain in account value and premium no
                       longer subject to a sales charge; then
                 2.    Premium on a "first-in, first-out"
                       basis.

                 "Gain" means any positive difference between account value and premiums paid, less withdrawals and transfers from Account A.


By using this order, we don't impose a sales charge on the first withdrawal in any contract year out of Account A to the extent that the withdrawal consists of gain and/or any premium no longer subject to such a charge. We won't impose a sales charge on that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of:


   (1) 10% of premiums subject to a sales charge determined as of the date the request is received, minus any prior amount withdrawn or transferred from Account A to Account B, and

   (2) any gain in Account A plus premiums allocated to Account A that are not subject to a sales charge.


You may elect that the amount withdrawn be paid on a monthly, quarterly, semi-annual or annual basis.



Unless you direct us otherwise, withdrawals will be taken from subaccounts in the same proportion as the subaccounts of the Account from which the withdrawal is made bear to your Account A value. You may withdraw money by telephone once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account. You may make a withdrawal request in writing to our Service Center. We will consider telephone withdrawal requests received after 4:00 p.m. (ET) to be received the following business day.


We will treat all subsequent withdrawals from Account A in the same contract year as if premium is withdrawn on a "first-in, first-out" basis before any gain in account value is withdrawn. Therefore, premium accumulated the longest will be withdrawn first. These withdrawals are subject to a sales charge. (See "Sales Charge".)

We don't impose sales charges on any withdrawals from Account B. In addition, where permitted by state regulation we don't impose a sales charge on withdrawals from Account A on a Contract purchased by our employees or employees of our affiliates or purchased by the employee's spouse or dependents.

     AUTOMATIC WITHDRAWALS

You may request monthly, quarterly, semi-annual, or annual automatic withdrawals from Account B. You may activate or cancel this optional automatic withdrawal program once each contract year. Once canceled, you can't activate the program again until the next contract year. You may increase or decrease withdrawals at any time by contacting our Service Center. These automatic withdrawals are in addition to the annual six withdrawals permitted under the Contract.

     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable sales charge, minus any applicable contract maintenance charge, and minus any applicable charge for premium taxes. (See "Charges and Deductions".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

   (a) the New York Stock Exchange is closed, other than for a customary weekend or holiday;

   (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

   (c) the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Accounts or to determine their value;

   (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

   (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. Such changes may have tax consequences. (See "Federal Income Taxes". See also "Ownership of the Contract".)

DEATH BENEFIT


Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner dies before the annuity date. Death benefit proceeds are taxable. (See "Federal Income Taxes--Taxation of Death Benefit Proceeds".) Death benefit proceeds are not payable on the death of an annuitant. (See "Death of Annuitant Prior to Annuity Date".)


Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date. If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract. Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary.

We will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, federal tax law generally requires us to distribute the entire contract value within five years of the date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified copy of the death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum.


One of two kinds of death benefit applies to your contract.


The RISING FLOOR DEATH BENEFIT is calculated this way:

   (a) We credit 5% annual interest on premiums you pay into Account A.

   (b) We credit 5% annual interest on any transfers to Account B and any withdrawals from Account A.

   (c) We subtract (b) from (a).

   (d) We add the value of Account B to the amount in (c).


   (e) We compare the result in (d) to your contract value. The death benefit is the higher of the two.


There are limits on the period during which interest will accrue for purposes of this calculation. For Contracts issued beginning June 1, 1995 (or later as state approvals are obtained), interest accrues until the earliest of:

   1.  The last day of the 20th contract year;

   2. The last day of the contract year in which the contract owner reaches age 80;

   3.  The date the contract owner dies.

For Contracts issued before June 1, 1995, (and for Contracts issued on or after that date but before state approvals are obtained) interest accrues until the last day of the 20th contract year.


The COMBINATION RISING FLOOR/STEP-UP DEATH BENEFIT (not available in Washington) is calculated this way:


   (a) To determine premiums compounded at 5% we credit 5% annual interest on premiums you pay into Account A, adjusted for transfers to Account B and withdrawals from Account A with interest at 5% annually. (If your Contract was issued after state approval has been obtained, we use "adjusted transfers" and "adjusted withdrawals" in this calculation.)

   (b) To determine the greatest 7th anniversary values

       (i) we credit 5% annual interest to your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc);

       (ii) we credit 5% annual interest to premiums paid into Account A since the end of the 7th contract year;

       (iii) we credit 5% annual interest to each "adjusted transfer" to Account B and to each "adjusted withdrawal" from Account A since the end of that 7th contract year.

       (iv) for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.

   (c) We compare the result in (a) with the result in (b). We pick the higher of the two. This amount is referred to as the Guaranteed Minimum Death Benefit.

   (d) We compare the Guaranteed Minimum Death Benefit PLUS the value of Account B with the contract value and pick the higher of the two. The higher amount is your Combination Rising Floor/Step-Up Death Benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

    - the amount by which each transfer or withdrawal from Account A reduces the value of Account A

       MULTIPLIED BY

    - an amount equal to (i) DIVIDED BY (ii) where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one.

There are limits on the period during which the 5% interest will accrue for purposes of calculating the Combination Rising Floor/Step-Up Death Benefit. Interest accrues until the earliest of:

   (1) The last day of the 20th contract year;

   (2) The last day of the contract year in which the contract owner attains age 80;

   (3) The date of death of the contract owner.

For Contracts issued before June 1, 1995, and for Contracts issued on or after that date but before state approvals are obtained, interest on premiums in (a) accrues until the last day of the 20th contract year.

We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which the contract owner reaches age 80, or the date the contract owner dies.

ANNUITY PAYMENTS


We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for non-qualified Contracts is the annuitant's 85th birthday. The annuity date for IRA Contracts or Tax Sheltered Annuity Contracts is when the owner/ annuitant reaches age 70 1/2. However, you may specify an earlier annuity date. Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option when the contract owner reaches age 85 (age 70 1/2 for an IRA Contract). You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to qualified contract owners to comply with the Internal Revenue Code or regulations under it.



We determine the dollar amount of annuity payments by applying your contract value on the annuity date less any applicable premium tax to our then current annuity purchase rate. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex at the time payments begin. The rates will never be less than those shown in the Contract.


If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges. Likewise, if we underpaid any amount as the result of a misstatement, we correct it with the next payment made with 6% annual interest credited.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS


We currently provide the following fixed annuity payment options. After the annuity date, your contract value does not vary with the performance of the Accounts. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the annuity option, payment amount, or the payment period. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

                 Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 10 or 20 years as you selected. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE


We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.


     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/ annuitant;
(b) the joint life expectancy of the owner/annuitant and his or her spouse;
(c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be equal to the remaining contract value applied, divided by the then current life expectancy, as defined by Internal Revenue Service regulations. If the measuring life or lives dies before the remaining value has been distributed, we will pay that value to you in a lump sum.


* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.


GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in states that have adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a NONQUALIFIED contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a QUALIFIED contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.


TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

     OWNER CONTROL

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values, have not been explicitly addressed in IRS published rulings. While we believe that the Contracts do not give owners investment control over Variable Account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

     REQUIRED DISTRIBUTIONS

To qualify as an annuity contract under Section 72(s) of the IRC, a non-qualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

The contract is designed to comply with Section 72(s). We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements.


Other rules regarding required distributions apply to qualified Contracts.


TAXATION OF ANNUITIES

     IN GENERAL

IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the accumulation over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

     PARTIAL WITHDRAWALS AND SURRENDERS

When you take a withdrawal from a Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Other rules apply to Individual Retirement Annuities.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your investment in the Contract.

     ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be paid from a Contract because an owner or annuitant (if owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

   (1) on or after you reach age 59 1/2;

   (2) after you die (or after the annuitant dies, if the owner isn't an individual);

   (3) after you become disabled; or

   (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.


Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or Tax Sheltered Annuity. You should consult a tax adviser with regard to exceptions from the penalty tax.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating a payee or beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING


Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from Tax Sheltered Annuities, recipients can usually choose not to have tax withheld from distributions.


MULTIPLE CONTRACTS

All non-qualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

INDIVIDUAL RETIREMENT ANNUITIES


     TRADITIONAL IRAS



Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase through an established IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. An individual may make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income to an IRA. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Contract comports with IRA qualification requirements.


     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

TAX SHELTERED ANNUITIES


Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC
Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

                               OTHER INFORMATION

VOTING RIGHTS

We own all Fund shares and Trust Units held in the Accounts. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings.(1) However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

   (1) the election of a Fund's Board of Directors;

   (2) ratification of a Fund's independent accountant;

   (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

   (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

   (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each Fund, the value of each accumulation unit, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT


MLPF&S is the principal underwriter of the Contract. Its principal business address is World Financial Center, 250 Vesey Street, New York, New York 10080. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc..


Registered representatives (Financial Consultants) of MLPF&S sell the Contract. These Financial Consultants are also licensed through various Merrill Lynch Life Agencies as our insurance agents. Through a distribution agreement we have with MLPF&S and companion sales agreements we have with the Merrill Lynch Life Agencies, Merrill Lynch Life Agencies and/or MLPF&S compensate the Financial Consultants. The maximum commission paid to a Financial Consultant is 2.3% of each premium allocated to Account A. In addition, on the annuity date, the Financial Consultant will receive compensation of up to 1.5% of contract value not subject to a sales charge. Financial Consultants may also be paid additional annual compensation of up to 0.51% of contract value. Reduced compensation is paid on Contracts purchased by our employees or their spouses or dependents. Compensation may be paid in the form of non-cash compensation, subject to applicable regulatory requirements.

The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to Financial Consultants is 5.0% of each premium allocated to Account A and up to 0.70% of contract value.

-------------

(1) The Select 10 Trust is a unit investment trust. It has no board of directors. No voting rights exist.

MLPF&S may arrange for sales of the Contract by other broker-dealers. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Consultants.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.


We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissions, conducts a full examination of our operations periodically.



STATE VARIATIONS



Any state variations in the Contracts are covered in a special policy form for use in that state. This prospectus provides a general description of the Contract. Your actual policy and any endorsements are the controlling documents. If you would like to review a copy of the policy and endorsements, contact our Service Center.


LEGAL PROCEEDINGS

There are no legal proceedings involving the Accounts. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets.

EXPERTS


Deloitte & Touche LLP, independent auditors, have audited our financial statements as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999. They've also audited financial statements of the Accounts as of December 31, 1999 and for the periods presented in the Statement of Additional Information. We include these financial statements in reliance upon the reports of Deloitte & Touche LLP given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1420.


LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our Senior Vice President and General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)

                                                                           SUBACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                                                      DOMESTIC MONEY MARKET
                                     ----------------------------------------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
         beginning of period.......         $12.39         $11.94         $11.50         $11.09         $10.64         $10.37
(2) Accumulation unit value at end
         of period.................         $12.82         $12.39         $11.94         $11.50         $11.09         $10.64
(3) Number of accumulation units
         outstanding at end
         of period.................   33,181,894.2   30,449,124.5   24,720,327.5  22,091,953.20   25,642,773.0   32,396,626.5

                                                                           SUBACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                                                            PRIME BOND
                                     ----------------------------------------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
         beginning of period.......         $15.28         $14.36         $13.40         $13.29         $11.21         $11.94
(2) Accumulation unit value at end
         of period.................         $14.72         $15.28         $14.36         $13.40         $13.29         $11.21
(3) Number of accumulation units
         outstanding at end
         of period.................   32,859,390.2   34,324,782.1   32,188,775.1  34,996,244.10   31,553,814.4   29,135,349.6


                                                                       HIGH CURRENT INCOME
                                     ----------------------------------------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........         $16.18         $16.93         $15.46         $14.08         $12.18         $12.80
(2) Accumulation unit value at end
     of period.....................         $16.92         $16.18         $16.93         $15.46         $14.08         $12.18
(3) Number of accumulation units
     outstanding at end
     of period.....................   26,535,665.7   29,043,029.8   29,861,630.9  24,631,752.80   23,078,926.0   18,784,994.7

                                                                          QUALITY EQUITY
                                     ----------------------------------------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........         $22.28         $19.54         $16.01         $13.77         $11.38         $11.67
(2) Accumulation unit value at end
     of period.....................         $28.89         $22.28         $19.54         $16.01         $13.77         $11.38
(3) Number of accumulation units
     outstanding at end
     of period.....................   28,750,257.4   33,613,045.0   38,815,927.3  42,908,676.70   39,846,415.5   33,600,288.0


                                                                      SMALL CAP VALUE FOCUS*
                                     ----------------------------------------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........         $15.45         $16.75         $15.20         $14.25          $9.90         $10.82
(2) Accumulation unit value at end
     of period.....................         $20.45         $15.45         $16.75         $15.20         $14.25          $9.90
(3) Number of accumulation units
     outstanding at end
     of period.....................   22,646,932.9   25,287,229.6   25,060,617.0  26,282,042.40   21,157,583.8   14,844,233.7

                                                         FLEXIBLE STRATEGY*
                                     ----------------------------------------------------------
                                        1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO
                                       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........              *         $13.00         $11.22         $11.87
(2) Accumulation unit value at end
     of period.....................              *              *         $13.00         $11.22
(3) Number of accumulation units
     outstanding at end
     of period.....................            0.0           0.00   19,761,710.2   18,841,816.9


                                                                        AMERICAN BALANCED
                                     ----------------------------------------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........         $18.73         $16.72         $14.47         $13.37         $11.21         $11.86
(2) Accumulation unit value at end
     of period.....................         $20.09         $18.73         $16.72         $14.47         $13.37         $11.21
(3) Number of accumulation units
     outstanding at end
     of period.....................    7,254,197.1    8,811,560.6   10,336,623.9  12,953,901.30   13,988,384.1   12,253,488.1

                                                                     NATURAL RESOURCES FOCUS
                                     ----------------------------------------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........         $10.14         $12.14         $14.06         $12.56         $11.30         $11.29
(2) Accumulation unit value at end
     of period.....................         $12.68         $10.14         $12.14         $14.06         $12.56         $11.30
(3) Number of accumulation units
     outstanding at end
     of period.....................    1,054,802.2    1,411,604.8    2,034,154.7   2,971,830.10    3,136,512.9    3,158,540.0


--------------


  * Effective April 4, 2000, the Special Value Focus Fund changed its name to the Small Cap Value Focus Fund, the Global Utility Focus Fund changed its name to the Utilities and Telecommunications Focus Fund, and the Capital Focus Fund changed its name to the Balanced Capital Focus Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.

                                                                      GLOBAL STRATEGY FOCUS*
                                     ----------------------------------------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........         $17.02         $15.85         $14.35         $12.85         $11.78         $12.12
(2) Accumulation unit value at end
     of period.....................         $20.38         $17.02         $15.85         $14.35         $12.85         $11.78
(3) Number of accumulation units
     outstanding at end
     of period.....................   31,675,601.7   40,349,522.0   48,987,486.9  54,187,786.60   39,315,443.7   40,759,049.2

                                                                        BASIC VALUE FOCUS
                                     ----------------------------------------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........         $20.81         $19.27         $16.19         $13.60         $10.98         $10.88
(2) Accumulation unit value at end
     of period.....................         $24.86         $20.81         $19.27         $16.19         $13.60         $10.98
(3) Number of accumulation units
     outstanding at end
     of period.....................   32,438.211.6   28,219,085.9   27,721,815.8  28,054,066.00   20,468,571.0   13,875,148.9


                                                                        GLOBAL BOND FOCUS*
                                     ----------------------------------------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........         $13.63         $12.27         $12.20         $11.45          $9.94         $10.52
(2) Accumulation unit value at end
     of period.....................         $12.35         $13.63         $12.27         $12.20         $11.45          $9.94
(3) Number of accumulation units
     outstanding at end
     of period.....................    3,371,794.8    4,521,788.3    5,666,135.2   7,186,613.40    6,621,174.7    6,989,051.9

                                                             UTILITIES AND TELECOMMUNICATIONS FOCUS*
                                     ----------------------------------------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........         $19.91         $16.27         $13.10         $11.75          $9.58         $10.61
(2) Accumulation unit value at end
     of period.....................         $22.12         $19.91         $16.27         $13.10         $11.75          $9.58
(3) Number of accumulation units
     outstanding at end
     of period.....................    5,102,928.3    6,354,180.9    7,581,562.1  10,020,789.90   11,837,175.7   12,374,137.9


                                                                          INTERNATIONAL
                                                                           EQUITY FOCUS
                                     ----------------------------------------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........         $11.91         $11.20         $11.90         $11.31         $10.87         $10.96
(2) Accumulation unit value at end
     of period.....................         $16.18         $11.91         $11.20         $11.90         $11.31         $10.87
(3) Number of accumulation units
     outstanding at end
     of period.....................   10,055,061.4   13,703,986.4   33,698,719.2  26,446,868.60   21,726,485.8   21,157,145.1


                                                                          RESERVE ASSETS
                                     ----------------------------------------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97         1/1/96         1/1/95         1/1/94
                                          TO             TO             TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........         $12.87         $12.32         $11.79         $11.29         $10.76         $10.43
(2) Accumulation unit value at end
     of period.....................         $13.39         $12.87         $12.32         $11.79         $11.29         $10.76
(3) Number of accumulation units
     outstanding at end
     of period.....................      902,717.9      913,135.2      917,759.7     890,380.20    1,002,197.4    1,286,558.6


                                                        INTERNATIONAL BOND*                            GOVERNMENT BOND
                                     ----------------------------------------------------------  ----------------------------
                                        1/1/97         1/1/96         1/1/95        5/16/94**       1/1/99         1/1/98
                                          TO             TO             TO             TO             TO             TO
                                       12/31/97       12/31/96       12/31/95       12/31/94       12/31/99       12/31/98
                                     -------------  -------------  -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........              *         $11.40          $9.93         $10.00         $13.36         $12.45
(2) Accumulation unit value at end
     of period.....................              *              *         $11.40          $9.93         $12.95         $13.36
(3) Number of accumulation units
     outstanding at end
     of period.....................            0.0           0.00    1,191,641.1      464.604.1   26,086,856.7   24,286,677.2

                                                          GOVERNMENT BOND
                                     ----------------------------------------------------------
                                        1/1/97         1/1/96         1/1/95        5/16/94**
                                          TO             TO             TO             TO
                                       12/31/97       12/31/96       12/31/95       12/31/94
                                     -------------  -------------  -------------  -------------
(1) Accumulation unit value at
     beginning of period...........         $11.59         $11.42         $10.08         $10.00
(2) Accumulation unit value at end
     of period.....................         $12.45         $11.59         $11.42         $10.08
(3) Number of accumulation units
     outstanding at end
     of period.....................   13,405,996.1   7,173,354.60    3,417,936.4    1,484,500.1


--------------


  * Effective April 4, 2000, the Special Value Focus Fund changed its name to the Small Cap Value Focus Fund, the Global Utility Focus Fund changed its name to the Utilities and Telecommunications Focus Fund, and the Capital Focus Fund changed its name to the Balanced Capital Focus Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.



 **  Commencement of business

                                                                     DEVELOPING CAPITAL
                                                                        MARKETS FOCUS
                                     -----------------------------------------------------------------------------------
                                        1/1/99        1/1/98         1/1/97        1/1/96        1/1/95       5/16/94*
                                          TO            TO             TO            TO            TO            TO
                                       12/31/99      12/31/98       12/31/97      12/31/96      12/31/95      12/31/94
                                     ------------  -------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at
         beginning of period.......         $6.42          $9.21         $9.99         $9.16         $9.38        $10.00
(2) Accumulation unit value at end
         of period.................        $10.48          $6.42         $9.21         $9.99         $9.16         $9.38
(3) Number of accumulation units
         outstanding at end of
         period....................   8,168,100.8    8,301,183.8  12,981,977.3  7,960,705.20   4,912,543.0   2,702,530.7


                                                             INDEX 500
                                     ---------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97       12/18/96*
                                          TO             TO             TO             TO
                                       12/31/99       12/31/98       12/31/97       12/31/96
                                     -------------  -------------  -------------  ------------
(1) Accumulation unit value at
         beginning of period.......         $16.79         $13.27         $10.12       $0.00
(2) Accumulation unit value at end
         of period.................         $19.96         $16.79         $13.27      $10.12
(3) Number of accumulation units
         outstanding at end of
         period....................   22,900,998.5   19,261,320.4   13,455,750.2   33,052.40

                                                                           BALANCED
                                         GLOBAL GROWTH FOCUS           CAPITAL FOCUS**
                                     ---------------------------  --------------------------
                                        1/1/99         1/1/98        1/1/99        1/1/98
                                          TO             TO            TO            TO
                                       12/31/99       12/31/98      12/31/99      12/31/98
                                     -------------  ------------  ------------  ------------
(1) Accumulation unit value at
         beginning of period.......         $10.74          ****         $9.68          ****
(2) Accumulation unit value at end
         of period.................         $14.69        $10.74        $10.30         $9.68
(3) Number of accumulation units
         outstanding at end of
         period....................   11,158,593.7   1,298,842.5   2,998,678.0   1,724,252.1


                                          HOTCHKIS AND WILEY
                                          INTERNATIONAL VIP          SELECT TEN V.I. TRUST
                                     ----------------------------  --------------------------
                                        1/1/99         1/1/98         1/1/99        1/1/98
                                          TO             TO             TO            TO
                                       12/31/99       12/31/98       12/31/99      12/31/98
                                     -------------  -------------  ------------  ------------
(1) Accumulation unit value at
     beginning of period...........          $9.49           ****        $10.12          ****
(2) Accumulation unit value at end
     of period.....................         $11.39          $9.49         $9.39        $10.12
(3) Number of accumulation units
     outstanding at end of
     period........................   22,677,967.0   28,051,199.1   6,451,242.3   2,066,901.2


                                                  AIM V.I. CAPITAL APPRECIATION
                                     -------------------------------------------------------
                                        1/1/99         1/1/98        1/1/97        1/1/96
                                          TO             TO            TO            TO
                                       12/31/99       12/31/98      12/31/97      12/31/96
                                     -------------  ------------  ------------  ------------
(1) Accumulation unit value at
     beginning of period...........         $13.22        $11.23        $10.03       $0.00
(2) Accumulation unit value at end
     of period.....................         $18.86        $13.22        $11.23      $10.03
(3) Number of accumulation units
     outstanding at end of
     period........................    8,479,385.9   7,273,224.1   9,024,846.3   53,080.90


                                                          AIM V.I. VALUE
                                     --------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97        1/1/96
                                          TO             TO             TO            TO
                                       12/31/99       12/31/98       12/31/97      12/31/96
                                     -------------  -------------  ------------  ------------
(1) Accumulation unit value at
     beginning of period...........         $16.35         $12.52        $10.26       $0.00
(2) Accumulation unit value at end
     of period.....................         $20.96         $16.35        $12.52      $10.26
(3) Number of accumulation units
     outstanding at end of
     period........................   26,006,506.4   18,123,583.9   8,189,098.3   29,828.90



                                                     ALLIANCE PREMIER GROWTH                        ALLIANCE QUASAR
                                     --------------------------------------------------------  --------------------------
                                        1/1/99         1/1/98         1/1/97        1/1/96        1/1/99        1/1/98
                                          TO             TO             TO            TO            TO            TO
                                       12/31/99       12/31/98       12/31/97      12/31/96      12/31/99      12/31/98
                                     -------------  -------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at
     beginning of period...........         $19.28         $13.21        $10.00         $0.00         $8.57          ****
(2) Accumulation unit value at end
     of period.....................         $25.17         $19.28        $13.21        $10.00         $9.90         $8.57
(3) Number of accumulation units
     outstanding at end of
     period........................   42,583,927.7   32,445,966.0  17,656,658.9     14,562.50   7,760,537.8   1,208,208.4


                                                       MFS EMERGING GROWTH
                                     --------------------------------------------------------
                                        1/1/99         1/1/98         1/1/97        1/1/96
                                          TO             TO             TO            TO
                                       12/31/99       12/31/98       12/31/97      12/31/96
                                     -------------  -------------  ------------  ------------
(1) Accumulation unit value at
     beginning of period...........         $15.66         $11.83         $9.83       $0.00
(2) Accumulation unit value at end
     of period.....................         $27.30         $15.66        $11.83       $9.83
(3) Number of accumulation units
     outstanding at end of
     period........................   17,748,946.8   13,340,981.2   6,318,571.3   23,931.10

                                                                                                MERCURY
                                                                                               V.I. U.S.
                                                                                                 LARGE
                                                          MFS RESEARCH                           CAP***
                                     -------------------------------------------------------  ------------
                                        1/1/99        1/1/98         1/1/97        1/1/96        1/1/99
                                          TO            TO             TO            TO            TO
                                       12/31/99      12/31/98       12/31/97      12/31/96      12/31/99
                                     ------------  -------------  ------------  ------------  ------------
(1) Accumulation unit value at
     beginning of period...........        $14.56         $11.96        $10.08       $0.00           ***
(2) Accumulation unit value at end
     of period.....................        $17.82         $14.56        $11.96      $10.08        $11.98
(3) Number of accumulation units
     outstanding at end of
     period........................  17,139,010.1   14,322,681.4   9,049,568.0   25,095.40     982,517.4


--------------

   *  Commencement of business


  ** Effective April 4, 2000, the Special Value Focus Fund changed its name to the Small Cap Value Focus Fund, the Global Utility Focus Fund changed its name to the Utilities and Telecommunications Focus Fund and the Capital Focus Fund changed its name to Balanced Capital Focus Fund. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund and the International Bond Fund was merged with and into the former World Income Focus Fund, which was renamed the Global Bond Focus Fund and its investment objective was changed.



 *** Available for allocations of premiums or contract value effective following the close of business on June 18, 1999.


**** Available for allocations of premiums or contract value effective following the close of business on June 5, 1998.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
    Principal Underwriter
    Financial Statements
    Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
SEPARATE ACCOUNT B

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2000


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                                      AND
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 ALSO KNOWN AS
                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                        SERVICE CENTER: P.O. BOX 44222,
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST,
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.


This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 2000, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
OTHER INFORMATION.........................................................     3

Principal Underwriter.....................................................     3

Financial Statements......................................................     3

Administrative Services Arrangements......................................     3

CALCULATION OF YIELDS AND TOTAL RETURNS...................................     3

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
  ACCOUNT A...............................................................   S-1

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
  ACCOUNT B...............................................................  S-xx

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY..............   G-1

                               OTHER INFORMATION

PRINCIPAL UNDERWRITER


Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Merrill Lynch Life, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of Merrill Lynch Life Variable Annuity Separate Account A and Merrill Lynch Life Variable Annuity Separate Account B (the "Accounts") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 1999, 1998, and 1997, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $58.1 million, $50.2 million, and $49.4 million, respectively, in commissions in connection with the sale of the Contracts.


FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 1999, 1998, and 1997, Merrill Lynch Life paid administrative services fees of $43.4 million, $43.2 million, and $43.0 million, respectively.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market Subaccount of Account A and the Reserve Assets Subaccount of Account B for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by:
(a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge in the case of the Domestic Money Market Subaccount; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:


                   Current Yield = ((NCF - ES)/UV) X (365/7)


Where:

NCF          =       the net change in the value of the Fund (exclusive of
                     realized gains and losses on the sale of securities and
                     unrealized appreciation and depreciation) for the 7-day
                     period attributable to a hypothetical account having a
                     balance of 1 unit.

ES           =       per unit expenses for the hypothetical account for the 7-day period.

UV           =       the unit value on the first day of the 7-day period.


The current yield for the Domestic Money Market Subaccount for the 7-day period ended December 31, 1999 was 3.94%. The current yield for the Reserve Assets Subaccount for the 7-day period ended December 31, 1999 was 4.22%.



Merrill Lynch Life also may quote the effective yield of the Domestic Money Market Subaccount or the Reserve Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


      Effective Yield = (1 + ((NCF - ES)/UV)) TO THE POWER OF (365/7) = 1

Where:

NCF          =       the net change in the value of the Fund (exclusive of
                     realized gains and losses on the sale of securities and
                     unrealized appreciation and depreciation) for the 7-day
                     period attributable to a hypothetical account having a
                     balance of 1 unit.

ES           =       per unit expenses of the hypothetical account for the 7-day period.

UV           =       the unit value for the first day of the 7-day period.


The effective yield for the Domestic Money Market Subaccount for the 7-day period ended December 31, 1999 was 4.02%. The effective yield for the Reserve Assets Subaccount for the 7-day period ended December 31, 1999 was 4.30%.


Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market Subaccount and the Reserve Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Domestic Money Market Subaccount or the Reserve Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for those subaccounts is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market Subaccount and Reserve Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS


From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Domestic Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing for the period; by
(2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:



         Yield = 2 X ((((NI - ES)/(U X UV)) + 1) TO THE POWER OF 6 - 1)


Where:

NI    =    net investment income of the Fund for the 30-day or one-month period attributable to the subaccount's units.

ES    =    expenses of the subaccount for the 30-day or one-month period.

U     =    the average number of units outstanding.

UV    =    the unit value at the close of the last day in the 30-day or one-month period.


Currently, Merrill Lynch Life may quote yields on bond subaccounts within Account A. The yield for those subaccounts for the 30-day period ended December 31, 1999 was:



NAME OF SUBACCOUNT                                                         YIELD
------------------                                                         -----
Prime Bond                                                                 5.50%
High Current Income                                                        9.22%
Global Bond Focus                                                          2.12%
Government Bond                                                            4.58%


Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge under the Contract of amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the first withdrawal in any Contract year to the extent that it is deemed to consist of gain on premiums paid during the preceding seven contract years and/or premiums not subject to such a charge.

TOTAL RETURNS


From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. For the year ended December 31, 1999, returns were:



                                                                    5      10        SINCE
NAME OF SUBACCOUNT (INCEPTION DATE)                  1 YEAR        YEAR   YEAR     INCEPTION
-----------------------------------              ---------------  ------  ----  ---------------
ML Domestic Money Market (2/21/92)                         -3.20%   3.18% N/A              3.11%
ML Prime Bond (2/21/92)                                    -9.80%   5.00% N/A              4.94%
ML High Current Income (2/21/92)                           -2.19%   6.22% N/A              6.81%
ML Quality Equity (2/21/92)                                22.53%  20.07% N/A             14.33%
ML Small Cap Value Focus
  (formerly, Special Value Focus) (2/21/92)                25.21%  15.16% N/A              9.41%
ML Natural Resources Focus* (2/21/92)                      17.94%   1.68% N/A              2.97%
ML American Balanced* (2/21/92)                             0.35%  11.88% N/A              9.17%
ML Global Strategy Focus (2/21/92)                         12.62%  11.09% N/A              9.37%
ML Basic Value Focus (7/1/93)                              12.37%  17.31% N/A             14.83%
ML Global Bond Focus** (7/1/93)                           -15.15%   3.81% N/A              3.05%
ML Utilities and Telecommunications Focus*
  (formerly, Global Utility Focus) (7/1/93)                 4.00%  17.79% N/A             12.78%
ML International Equity Focus** (7/1/93)                   28.64%   7.73% N/A              7.46%
ML Reserve Assets Fund (2/21/92)                            3.97%   4.38% N/A              3.68%
ML Government Bond (5/16/94)                               -9.29%   4.52% N/A              4.29%
ML Developing Capital Markets Focus (5/16/94)              56.13%   1.57% N/A              0.40%
ML Index 500 (12/18/96)                                    11.76%    N/A  N/A             24.56%
ML Balanced Capital Focus (formerly, Capital
  Focus) (6/5/98)                                          -0.45%    N/A  N/A             -1.75%
ML Global Growth Focus (6/5/98)                            29.69%    N/A  N/A             24.20%
Defined Asset Funds--Select Ten V.I. Trust
  (6/5/98)                                                -13.13%    N/A  N/A             -7.39%
AIM V.I. Capital Appreciation (12/18/96)                   35.52%    N/A  N/A             22.20%
AIM V.I. Value (12/18/96)                                  21.02%    N/A  N/A             26.62%
Alliance Premier Growth (12/18/96)                         23.40%    N/A  N/A             34.64%
Alliance Quasar (6/5/98)                                    8.39%    N/A  N/A             -4.23%
MFS Emerging Growth (12/18/96)                             67.16%    N/A  N/A             38.34%
MFS Research (12/18/96)                                    15.26%    N/A  N/A             19.89%
Hotchkis and Wiley International VIP (6/10/98)             12.93%    N/A  N/A              4.81%
Mercury V.I. U.S. Large Cap (6/18/99)                        N/A     N/A  N/A             24.94%


Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
------------------------
* This subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** This subaccount was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:


           FUND                                                           COMMENCED OPERATIONS
           ----                                                           --------------------
           ML Domestic Money Market Fund                                  February 21, 1992
           ML Prime Bond Fund                                             April 29, 1982
           ML High Current Income Fund                                    April 29, 1982
           ML Quality Equity Fund                                         April 29, 1982
           ML Small Cap Value Focus Fund (formerly, Special Value
             Focus)                                                       April 29, 1982
           ML Equity Growth Fund                                          April 29, 1982
           ML Natural Resources Focus Fund*                               June 1, 1988
           ML American Balanced Fund*                                     June 1, 1988
           ML Global Strategy Focus Fund                                  February 21, 1992
           ML Basic Value Focus Fund                                      July 1, 1993
           ML Global Bond Focus Fund**                                    July 1, 1993
           ML Utilities and Telecommunications Focus
             Fund (formerly, Global Utility Focus)                        July 1, 1993
           ML International Equity Focus Fund**                           July 1, 1993
           ML Government Bond Fund                                        May 16, 1994
           ML Developing Capital Markets Focus Fund                       May 16, 1994
           ML Reserve Assets Fund                                         November 23, 1981
           ML Index 500 Fund                                              December 13, 1996
           ML Balanced Capital Focus Fund (formerly, Capital Focus)       June 5, 1998
           ML Global Growth Focus Fund                                    June 5, 1998
           Defined Asset Funds--Select Ten V.I. Trust                     June 5, 1998
           AIM V.I. Capital Appreciation Fund                             May 5, 1993
           AIM V.I. Value Fund                                            May 5, 1993
           Alliance Premier Growth Portfolio                              June 26, 1992
           Alliance Quasar Portfolio                                      September 17, 1990
           MFS Emerging Growth Series                                     July 24, 1995
           MFS Research Series                                            July 26, 1995
           Hotchkis and Wiley International VIP Portfolio                 June 10, 1998
           Mercury V.I. U.S. Large Cap                                    April 30, 1999



Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.



Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The average annual total return is then calculated according to the following formula:


                    TR = ((ERV/P) TO THE POWER OF (1/N)) + 1

Where:

TR       =     the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge,
               administration charge, if applicable, and contract maintenance charge).

ERV      =     the ending redeemable value (net of any applicable contingent deferred sales charge) at the end of the period of the
               hypothetical account with an initial payment of $1,000.

P        =     a hypothetical initial payment of $1,000.

N        =     the number of years in the period.

------------------------

* The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.


For the year ended December 31, 1999, returns not reflecting any contingent deferred sales charge were:



                                                                    5      10        SINCE
NAME OF SUBACCOUNT (INCEPTION DATE)                  1 YEAR        YEAR   YEAR     INCEPTION
-----------------------------------              ---------------  ------  ----  ---------------
ML Domestic Money Market (2/21/92)                          3.34%   3.70% N/A              3.11%
ML Prime Bond (2/21/92)                                    -3.76%   5.49% N/A              4.94%
ML High Current Income (2/21/92)                            4.43%   6.69% N/A              6.81%
ML Quality Equity (2/21/92)                                29.54%  20.36% N/A             14.33%
ML Small Cap Focus
  (formerly, Special Value Focus) (2/21/92)                32.22%  15.50% N/A              9.41%
ML Natural Resources Focus* (2/21/92)                      24.94%   2.24% N/A              2.97%
ML American Balanced* (2/21/92)                             7.16%  12.26% N/A              9.17%
ML Global Strategy Focus (2/21/92)                         19.63%  11.48% N/A              9.37%
ML Basic Value Focus (7/1/93)                              19.37%  17.63% N/A             14.91%
ML Global Bond Focus** (7/1/93)                            -9.50%   4.33% N/A              3.18%
ML Utilities and Telecommunications Focus*
  (formerly, Global Utility Focus) (7/1/93)                11.01%  18.10% N/A             12.86%
ML International Equity Focus** (7/1/93)                   35.65%   8.17% N/A              7.56%
ML Reserve Assets (2/21/92)                                 3.97%   4.38% N/A              3.68%
ML Government Bond (5/16/94)                               -3.21%   5.02% N/A              4.58%
ML Developing Capital Markets Focus (5/16/94)              63.14%   2.13% N/A              0.73%
ML Index 500 (12/18/96)                                    18.77%    N/A  N/A             25.40%
ML Balanced Capital Focus
  (formerly, Capital Focus) (6/5/98)                        6.30%    N/A  N/A              1.80%
ML Global Growth Focus (6/5/98)                            36.70%    N/A  N/A             27.55%
Defined Asset Funds--Select Ten V.I. Trust
  (6/5/98)                                                 -7.34%    N/A  N/A             -4.08%
AIM V.I. Capital Appreciation (12/18/96)                   42.53%    N/A  N/A             23.07%
AIM V.I. Value (12/18/96)                                  28.03%    N/A  N/A             27.44%
Alliance Premier Growth (12/18/96)                         30.41%    N/A  N/A             35.36%
Alliance Quasar (6/15/98)                                  15.39%    N/A  N/A             -0.79%
MFS Emerging Growth (12/18/98)                             74.17%    N/A  N/A             39.03%
MFS Research (12/18/96)                                    22.26%    N/A  N/A             20.80%
Hotchkis and Wiley International VIP (6/10/98)             19.93%    N/A  N/A              8.50%
Mercury V.I. U.S. Large Cap (6/18/99)                        N/A     N/A  N/A             39.80%


From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Domestic Money Market Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Domestic Money Market Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

------------------------

* This subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** This subaccount was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of each of the divisions of Merrill Lynch Life Variable Annuity Separate Account A, comprised of divisions investing in the Domestic Money Market Fund, Prime Bond Fund, High Current Income Fund, Quality Equity Fund, Special Value Focus Fund, American Balanced Fund, Natural Resources Focus Fund, Global Strategy Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Global Bond Focus Fund, Basic Value Focus Fund, Government Bond Fund, Developing Capital Markets Focus Fund, Index 500 Fund, Global Growth Focus Fund, Capital Focus Fund, International VIP Portfolio, Mercury V.I. U.S. Large Cap Fund (commencement of operations June 18, 1999), 1999 ML Select Ten V.I. Trust (commencement of operations April 29, 1999), 1998 ML Select Ten V.I. Trust (commencement of operations May 1, 1998 through April 30, 1999), Quasar Portfolio, Premier Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, AIM V.I. Value Fund, and the AIM Capital Appreciation Fund (collectively, the "Divisions") as of December 31, 1999 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion of these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Divisions as of December 31, 1999 and the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.




February 14, 2000

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic                                    High
                                                                            Money                Prime               Current
                                                                            Market                Bond                Income
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market Fund, 425,518 shares
      (Cost $425,518)                                               $           425,518  $                    $
    Prime Bond Fund, 43,432 shares
      (Cost $516,192)                                                                                483,829
    High Current Income Fund, 46,831 shares
      (Cost $512,167)                                                                                                     449,107
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                              425,518              483,829              449,107

Liabilities
  Due to Merrill Lynch Life Insurance Company                                       126                  139                  124
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $           425,392  $           483,690  $           448,983
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                            425,392              483,690              448,983
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           425,392  $           483,690  $           448,983
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 33,182               32,859               26,536
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             12.82  $             14.72  $             16.92
                                                                    ==================== ==================== ====================

See notes to financial statements



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                Special
                                                                           Quality               Value               American
                                                                            Equity               Focus               Balanced
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================


Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Quality Equity Fund, 20,807 shares
      (Cost $654,000)                                               $           830,840  $                    $
    Special Value Focus Fund, 19,840 shares
      (Cost $444,587)                                                                                463,266
    American Balanced Fund, 9,850 shares
      (Cost $140,103)                                                                                                     145,780
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                              830,840              463,266              145,780

Liabilities
  Due to Merrill Lynch Life Insurance Company                                       245                  136                   43
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $           830,595  $           463,130  $           145,737
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           830,595  $           463,130  $           145,737
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           830,595  $           463,130  $           145,737
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 28,750               22,647                7,254
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             28.89  $             20.45  $             20.09
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
===============================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global               Global
                                                                          Resources             Strategy             Utility
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Natural Resources Focus Fund, 1,411 shares
      (Cost $15,724)                                                $            13,379  $                    $
    Global Strategy Focus Fund, 45,700 shares
      (Cost $581,943)                                                                                645,739
    Global Utility Focus Fund, 6,701 shares
      (Cost $78,998)                                                                                                      112,910
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                               13,379              645,739              112,910

Liabilities
  Due to Merrill Lynch Life Insurance Company                                         4                  190                   33
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $            13,375  $           645,549  $           112,877
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            13,375  $           645,549  $           112,877
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            13,375  $           645,549  $           112,877
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                  1,055               31,676                5,103
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             12.68  $             20.38  $             22.12
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
===============================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    International Equity Focus Fund, 11,633 shares
      (Cost $130,509)                                               $           162,739  $                    $
    Global Bond Focus Fund, 4,855 shares
      (Cost $46,360)                                                                                  41,654
    Basic Value Focus Fund, 59,313 shares
      (Cost $799,959)                                                                                                     806,653
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                              162,739               41,654              806,653

Liabilities
  Due to Merrill Lynch Life Insurance Company                                        48                   12                  239
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $           162,691  $            41,642  $           806,414
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           162,691  $            41,642  $           806,414
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           162,691  $            41,642  $           806,414
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 10,055                3,372               32,438
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             16.18  $             12.35  $             24.86
                                                                    ==================== ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
===============================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Developing
                                                                          Government        Capital Markets           Index
                                                                             Bond                Focus                 500
                                                                             Fund                 Fund                 Fund
(In thousands, except unit values)                                  ==================== ==================== ====================

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Government Bond Fund, 33,692 shares
      (Cost $355,555)                                               $           337,926  $                    $
    Developing Capital Markets Focus Fund, 8,281 shares
      (Cost $79,637)                                                                                  85,627
    Index 500 Fund, 24,413 shares
      (Cost $370,878)                                                                                                     457,239
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                              337,926               85,627              457,239

Liabilities
  Due to Merrill Lynch Life Insurance Company                                       101                   25                  135
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $           337,825  $            85,602  $           457,104
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           337,825  $            85,602  $           457,104
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           337,825  $            85,602  $           457,104
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 26,087                8,168               22,901
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             12.95  $             10.48  $             19.96
                                                                    ==================== ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global
                                                                            Growth              Capital           International
                                                                            Focus                Focus                 VIP
                                                                             Fund                 Fund              Portfolio
(In thousands, except unit values)                                  ==================== ==================== ====================

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Global Growth Focus Fund, 11,094 shares
      (Cost $123,661)                                               $           163,968  $                    $
    Capital Focus Fund, 3,093 shares
      (Cost $29,989)                                                                                  31,451

  Investments in Hotchkis & Wiley Variable Trust (Note 1):
    International VIP Portfolio, 22,429 shares
      (Cost $223,508)                                                                                                     258,378
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                              163,968               31,451              258,378

Liabilities
  Due to Merrill Lynch Life Insurance Company                                        48                   10                   76
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $           163,920  $            31,441  $           258,302
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           163,920  $            30,886  $           258,302
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                  555                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           163,920  $            31,441  $           258,302
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 11,159                2,999               22,678
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             14.69  $             10.30  $             11.39
                                                                    ==================== ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury
                                                                          V.I. U.S.             1999 ML
                                                                          Large Cap            Select Ten             Quasar
                                                                             Fund              V.I. Trust           Portfolio
(In thousands, except unit values)                                 ==================== ==================== ====================

Assets
  Investments in Mercury Asset Management V.I. Funds, Inc. (Note 1):
    Mercury V.I. U.S. Large Cap Fund, 1,482 shares
      (Cost $15,586)                                                $            17,821  $                    $

  Investments in Defined Asset Funds, Equity Investor Fund (Note 1):
    1999 ML Select Ten V.I. Trust, 64,601 shares
      (Cost $70,384)                                                                                  60,595

  Investments in Alliance Variable Products Series Fund, Inc (Note 1):
    Quasar Portfolio, 5,912 shares
      (Cost $67,387)                                                                                                       76,852
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                               17,821               60,595               76,852

Liabilities
  Due to Merrill Lynch Life Insurance Company                                         3                   18                   23
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $            17,818  $            60,577  $            76,829
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            11,771  $            60,577  $            76,829
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                    6,047                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            17,818  $            60,577  $            76,829
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                    983                6,451                7,761
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             11.98  $              9.39  $              9.90
                                                                    ==================== ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                  MFS
                                                                           Premier              Emerging               MFS
                                                                            Growth               Growth              Research
                                                                          Portfolio              Series               Series
(In thousands, except unit values)                                  ==================== ==================== ====================

Assets
  Investments in Alliance Variable Products Series Fund, Inc (Note 1):
    Premier Growth Portfolio, 26,506 shares
      (Cost $691,335)                                               $         1,072,154  $                    $

  Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 12,775 shares
      (Cost $235,608)                                                                                484,688
    MFS Research Series, 13,089 shares
      (Cost $215,319)                                                                                                     305,507
                                                                    -------------------- -------------------- --------------------
      Total Assets                                                            1,072,154              484,688              305,507

Liabilities
  Due to Merrill Lynch Life Insurance Company                                       317                  142                   90
                                                                    -------------------- -------------------- --------------------
Net Assets                                                          $         1,071,837  $           484,546  $           305,417
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $         1,071,837  $           484,546  $           305,417
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $         1,071,837  $           484,546  $           305,417
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 42,584               17,749               17,139
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             25.17  $             27.30  $             17.82
                                                                    ==================== ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                              Divisions Investing In
                                                                    =========================================
                                                                                                  AIM
                                                                             AIM              V.I. Capital
                                                                          V.I. Value          Appreciation
                                                                             Fund                 Fund
(In thousands, except unit values)                                  ==================== ====================

Assets
  Investments in AIM Variable Insurance Funds, Inc. (Note 1):
    AIM V.I. Value Fund, 16,276 shares
      (Cost $402,394)                                               $           545,258  $
    AIM V.I. Capital Appreciation Fund, 4,496 shares
      (Cost $105,696)                                                                                159,968
                                                                    -------------------- --------------------
      Total Assets                                                              545,258              159,968

Liabilities
  Due to Merrill Lynch Life Insurance Company                                       162                   47
                                                                    -------------------- --------------------
Net Assets                                                          $           545,096  $           159,921
                                                                    ==================== ====================

Net Assets
  Accumulation Units                                                $           545,096  $           159,921
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0
                                                                    -------------------- --------------------
      Total Net Assets                                              $           545,096  $           159,921
                                                                    ==================== ====================

      Units Outstanding (Note 7)                                                 26,007                8,479
                                                                    ==================== ====================

      Unit Value                                                    $             20.96  $             18.86
                                                                    ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic                                    High
                                                                            Money                Prime               Current
                                                                            Market                Bond                Income
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            19,316  $            35,945  $            50,612
 Mortality and Expense Charges (Note 3)                                          (5,095)              (6,350)              (5,742)
 Administrative Charges (Note 3)                                                   (408)                (508)                (459)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   13,813               29,087               44,411
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0               (5,582)             (15,450)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0              (42,613)              (8,706)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0              (48,195)             (24,156)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       13,813              (19,108)              20,255
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         977,544                4,318                6,512
 Contract Owner Withdrawals                                                    (136,408)             (44,161)             (36,245)
 Net Transfers In (Out) (Note 4)                                               (806,760)              18,277              (11,325)
 Contract Maintenance Charges (Note 3)                                              (62)                (119)                (130)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          34,314              (21,685)             (41,188)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          48,127              (40,793)             (20,933)
Net Assets Beginning of Period                                                  377,265              524,483              469,916
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           425,392  $           483,690  $           448,983
                                                                    ==================== ==================== ====================

See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                Special
                                                                           Quality               Value               American
                                                                            Equity               Focus               Balanced
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $           167,734  $            52,283  $            30,545
 Mortality and Expense Charges (Note 3)                                          (9,273)              (4,794)              (1,894)
 Administrative Charges (Note 3)                                                   (742)                (383)                (151)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                  157,719               47,106               28,500
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            30,501               (3,647)               3,154
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  9,963               69,787              (21,359)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 40,464               66,140              (18,205)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      198,183              113,246               10,295
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           5,883                2,906                    0
 Contract Owner Withdrawals                                                     (69,769)             (26,431)             (13,176)
 Net Transfers In (Out) (Note 4)                                                (52,399)             (17,171)             (16,375)
 Contract Maintenance Charges (Note 3)                                             (202)                (108)                 (48)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (116,487)             (40,804)             (29,599)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          81,696               72,442              (19,304)
Net Assets Beginning of Period                                                  748,899              390,688              165,041
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           830,595  $           463,130  $           145,737
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global               Global
                                                                          Resources             Strategy             Utility
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               313  $            84,773  $            15,040
 Mortality and Expense Charges (Note 3)                                            (175)              (7,755)              (1,412)
 Administrative Charges (Note 3)                                                    (14)                (620)                (113)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      124               76,398               13,515
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,198)              14,199                9,554
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,175               20,188              (11,924)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,977               34,387               (2,370)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,101              110,785               11,145
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                4,253                    0
 Contract Owner Withdrawals                                                      (1,302)             (50,617)              (9,999)
 Net Transfers In (Out) (Note 4)                                                 (2,733)            (105,406)             (14,750)
 Contract Maintenance Charges (Note 3)                                               (5)                (215)                 (31)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,040)            (151,985)             (24,780)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (939)             (41,200)             (13,635)
Net Assets Beginning of Period                                                   14,314              686,749              126,512
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $            13,375  $           645,549  $           112,877
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             7,966  $             2,889  $           163,744
 Mortality and Expense Charges (Note 3)                                          (1,865)                (627)              (8,572)
 Administrative Charges (Note 3)                                                   (149)                 (50)                (686)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    5,952                2,212              154,486
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,717)                (412)               8,015
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 41,536               (6,979)             (53,142)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 39,819               (7,391)             (45,127)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       45,771               (5,179)             109,359
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0               11,021
 Contract Owner Withdrawals                                                     (12,706)              (4,959)             (42,778)
 Net Transfers In (Out) (Note 4)                                                (33,531)              (9,837)             141,750
 Contract Maintenance Charges (Note 3)                                              (57)                 (15)                (177)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (46,294)             (14,811)             109,816
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (523)             (19,990)             219,175
Net Assets Beginning of Period                                                  163,214               61,632              587,239
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           162,691  $            41,642  $           806,414
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Developing
                                                                          Government        Capital Markets           Index
                                                                             Bond                Focus                 500
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            21,411  $             1,710  $            16,272
 Mortality and Expense Charges (Note 3)                                          (4,253)                (778)              (5,264)
 Administrative Charges (Note 3)                                                   (340)                 (62)                (421)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   16,818                  870               10,587
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (3)              (5,016)              39,321
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (27,400)              35,906               22,491
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (27,403)              30,890               61,812
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (10,585)              31,760               72,399
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,843                  959               14,392
 Contract Owner Withdrawals                                                     (24,342)              (3,593)             (19,854)
 Net Transfers In (Out) (Note 4)                                                 45,493                3,201               66,848
 Contract Maintenance Charges (Note 3)                                              (54)                 (19)                 (79)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          23,940                  548               61,307
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          13,355               32,308              133,706
Net Assets Beginning of Period                                                  324,470               53,294              323,398
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           337,825  $            85,602  $           457,104
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global
                                                                            Growth              Capital           International
                                                                            Focus                Focus                 VIP
                                                                             Fund                 Fund              Portfolio
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             2,077  $             1,021  $             1,390
 Mortality and Expense Charges (Note 3)                                          (1,513)                (305)              (2,571)
 Administrative Charges (Note 3)                                                   (121)                 (24)                (206)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      443                  692               (1,387)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             3,667                  217               (7,998)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 38,799                  896               39,960
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 42,466                1,113               31,962
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       42,909                1,805               30,575
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,856                1,809                1,660
 Contract Owner Withdrawals                                                      (5,856)                (745)             (11,889)
 Net Transfers In (Out) (Note 4)                                                111,126               11,852              (28,213)
 Contract Maintenance Charges (Note 3)                                              (21)                  (5)                 (37)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         107,105               12,911              (38,479)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                    (3,290)              (8,750)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         146,724                5,966               (7,904)
Net Assets Beginning of Period                                                   17,196               25,475              266,206
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           163,920  $            31,441  $           258,302
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury
                                                                          V.I. U.S.             1999 ML              1998 ML
                                                                          Large Cap            Select Ten           Select Ten
                                                                             Fund              V.I. Trust           V.I. Trust
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                59  $               768  $               142
 Mortality and Expense Charges (Note 3)                                             (34)                (586)                (123)
 Administrative Charges (Note 3)                                                     (3)                 (47)                 (10)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       22                  135                    9
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                20               (1,684)               3,621
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,219               (9,789)                (700)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,239              (11,473)               2,921
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,261              (11,338)               2,930
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             878                2,626                1,124
 Contract Owner Withdrawals                                                         (90)              (2,278)                (236)
 Net Transfers In (Out) (Note 4)                                                  9,722               71,580              (24,734)
 Contract Maintenance Charges (Note 3)                                                0                   (8)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          10,510               71,920              (23,847)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                     6,047                   (5)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          17,818               60,577              (20,917)
Net Assets Beginning of Period                                                        0                    0               20,917
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $            17,818  $            60,577  $                 0
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                                       MFS
                                                                                                Premier              Emerging
                                                                            Quasar               Growth               Growth
                                                                          Portfolio            Portfolio              Series
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                56  $            11,371  $                 0
 Mortality and Expense Charges (Note 3)                                            (519)             (10,226)              (3,492)
 Administrative Charges (Note 3)                                                    (41)                (818)                (279)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (504)                 327               (3,771)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (234)              35,237                2,757
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  9,879              193,858              198,193
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  9,645              229,095              200,950
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        9,141              229,422              197,179
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,384               21,828                7,855
 Contract Owner Withdrawals                                                      (1,521)             (37,931)             (12,050)
 Net Transfers In (Out) (Note 4)                                                 57,478              233,121               82,702
 Contract Maintenance Charges (Note 3)                                               (7)                (161)                 (60)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          57,334              216,857               78,447
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          66,475              446,279              275,626
Net Assets Beginning of Period                                                   10,354              625,558              208,920
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $            76,829  $         1,071,837  $           484,546
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                                     AIM V.I.
                                                                             MFS                AIM V.I.             Capital
                                                                           Research              Value             Appreciation
                                                                            Series                Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             2,993  $             8,995  $             3,374
 Mortality and Expense Charges (Note 3)                                          (3,085)              (5,229)              (1,386)
 Administrative Charges (Note 3)                                                   (247)                (418)                (111)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (339)               3,348                1,877
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             4,059                9,744                2,019
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 51,107               94,933               42,440
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 55,166              104,677               44,459
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       54,827              108,025               46,336
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           7,367               13,978                3,381
 Contract Owner Withdrawals                                                     (11,018)             (21,606)              (5,263)
 Net Transfers In (Out) (Note 4)                                                 45,757              148,457               19,341
 Contract Maintenance Charges (Note 3)                                              (54)                 (79)                 (26)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          42,052              140,750               17,433
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          96,879              248,775               63,769
Net Assets Beginning of Period                                                  208,538              296,321               96,152
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           305,417  $           545,096  $           159,921
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic                                    High
                                                                            Money                Prime               Current
                                                                            Market                Bond                Income
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            16,161  $            31,271  $            50,689
 Mortality and Expense Charges (Note 3)                                          (3,989)              (6,148)              (6,408)
 Administrative Charges (Note 3)                                                   (319)                (492)                (513)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   11,853               24,631               43,768
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0               (1,410)              (8,728)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                7,222              (59,393)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                5,812              (68,121)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       11,853               30,443              (24,353)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         891,356                5,698                7,990
 Contract Owner Withdrawals                                                     (37,546)             (34,805)             (34,175)
 Net Transfers In (Out) (Note 4)                                               (783,504)              61,038               15,041
 Contract Maintenance Charges (Note 3)                                              (56)                (122)                (143)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          70,250               31,809              (11,287)
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          82,103               62,252              (35,640)
Net Assets Beginning of Period                                                  295,162              462,231              505,556
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           377,265  $           524,483  $           469,916
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                Special
                                                                           Quality               Value               American
                                                                            Equity               Focus               Balanced
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $           107,493  $            97,154  $            19,199
 Mortality and Expense Charges (Note 3)                                          (9,379)              (5,215)              (2,094)
 Administrative Charges (Note 3)                                                   (750)                (417)                (168)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   97,364               91,522               16,937
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            29,271                 (928)               2,921
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (28,226)            (119,246)                (967)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,045             (120,174)               1,954
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       98,409              (28,652)              18,891
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           7,301                4,213                    0
 Contract Owner Withdrawals                                                     (46,903)             (23,159)             (11,546)
 Net Transfers In (Out) (Note 4)                                                (68,149)              18,653              (15,077)
 Contract Maintenance Charges (Note 3)                                             (223)                (132)                 (55)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (107,974)                (425)             (26,678)
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (9,565)             (29,077)              (7,787)
Net Assets Beginning of Period                                                  758,464              419,765              172,828
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           748,899  $           390,688  $           165,041
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global               Global
                                                                          Resources             Strategy             Utility
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             3,760  $           126,486  $             9,038
 Mortality and Expense Charges (Note 3)                                            (238)              (9,206)              (1,520)
 Administrative Charges (Note 3)                                                    (19)                (736)                (122)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    3,503              116,544                7,396
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,144)               4,482                7,074
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (4,481)             (70,282)              10,189
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (6,625)             (65,800)              17,263
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,122)              50,744               24,659
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                7,179                    0
 Contract Owner Withdrawals                                                      (1,537)             (49,358)              (9,128)
 Net Transfers In (Out) (Note 4)                                                 (5,715)             (98,000)             (12,334)
 Contract Maintenance Charges (Note 3)                                               (7)                (267)                 (37)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (7,259)            (140,446)             (21,499)
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (10,381)             (89,702)               3,160
Net Assets Beginning of Period                                                   24,695              776,451              123,352
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $            14,314  $           686,749  $           126,512
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            31,424  $             3,799  $            84,619
 Mortality and Expense Charges (Note 3)                                          (3,432)                (809)              (7,457)
 Administrative Charges (Note 3)                                                   (275)                 (65)                (597)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   27,717                2,925               76,565
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (8,147)                (685)              12,750
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  8,114                4,544              (48,970)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (33)               3,859              (36,220)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       27,684                6,784               40,345
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,406                  378               12,716
 Contract Owner Withdrawals                                                     (15,579)              (4,951)             (29,836)
 Net Transfers In (Out) (Note 4)                                               (227,630)             (10,084)              29,987
 Contract Maintenance Charges (Note 3)                                              (92)                 (19)                (172)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (241,895)             (14,676)              12,695
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (214,211)              (7,892)              53,040
Net Assets Beginning of Period                                                  377,425               69,524              534,199
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           163,214  $            61,632  $           587,239
                                                                    ==================== ==================== ====================

(/Table>
See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================


                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Developing
                                                                          Government        Capital Markets           Index
                                                                             Bond                Focus                 500
                                                                             Fund                 Fund                 Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            12,677  $             1,485  $            11,214
 Mortality and Expense Charges (Note 3)                                          (2,798)              (1,193)              (3,333)
 Administrative Charges (Note 3)                                                   (224)                 (95)                (267)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    9,655                  197                7,614
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               498              (18,237)              11,102
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,897              (19,779)              40,479
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  5,395              (38,016)              51,581
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       15,050              (37,819)              59,195
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           4,989                1,191               10,033
 Contract Owner Withdrawals                                                     (10,790)              (4,286)              (9,963)
 Net Transfers In (Out) (Note 4)                                                148,353              (25,327)              85,628
 Contract Maintenance Charges (Note 3)                                              (37)                 (30)                 (53)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         142,515              (28,452)              85,645
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         157,565              (66,271)             144,840
Net Assets Beginning of Period                                                  166,905              119,565              178,558
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           324,470  $            53,294  $           323,398
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global
                                                                            Growth              Capital           International
                                                                            Focus                Focus                 VIP
                                                                             Fund                 Fund              Portfolio
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                 0  $                 0  $             1,091
 Mortality and Expense Charges (Note 3)                                             (56)                 (64)              (1,588)
 Administrative Charges (Note 3)                                                     (5)                  (5)                (127)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (61)                 (69)                (624)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (3)                 (30)                (224)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,262                  782               (5,089)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,259                  752               (5,313)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,198                  683               (5,937)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             687                1,568                  639
 Contract Owner Withdrawals                                                        (102)                (191)              (4,618)
 Net Transfers In (Out) (Note 4)                                                 12,168               14,632              276,146
 Contract Maintenance Charges (Note 3)                                               (1)                  (1)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          12,752               16,008              272,143
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                     3,246                8,784                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          17,196               25,475              266,206
Net Assets Beginning of Period                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $            17,196  $            25,475  $           266,206
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                           1998 ML                                   Premier
                                                                          Select Ten             Quasar               Growth
                                                                          V.I. Trust           Portfolio            Portfolio
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               119  $               106  $               386
 Mortality and Expense Charges (Note 3)                                             (73)                 (44)              (5,069)
 Administrative Charges (Note 3)                                                     (6)                  (3)                (406)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       40                   59               (5,089)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                 (209)               1,828
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    700                 (414)             163,301
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    700                 (623)             165,129
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          740                 (564)             160,040
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,425                  745               15,718
 Contract Owner Withdrawals                                                         (42)                 (72)             (13,936)
 Net Transfers In (Out) (Note 4)                                                 18,796               10,246              230,581
 Contract Maintenance Charges (Note 3)                                               (2)                  (1)                 (86)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          20,177               10,918              232,277
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          20,917               10,354              392,317
Net Assets Beginning of Period                                                        0                    0              233,241
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $            20,917  $            10,354  $           625,558
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                             MFS
                                                                           Emerging               MFS                AIM V.I.
                                                                            Growth              Research              Value
                                                                            Series               Series                Fund
(In thousands)                                                      ==================== ==================== ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             1,213  $             3,414  $            13,521
 Mortality and Expense Charges (Note 3)                                          (1,883)              (2,039)              (2,363)
 Administrative Charges (Note 3)                                                   (151)                (163)                (189)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (821)               1,212               10,969
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               485                2,819                  273
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 44,127               28,946               42,994
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 44,612               31,765               43,267
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       43,791               32,977               54,236
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           5,523                6,243                8,264
 Contract Owner Withdrawals                                                      (4,599)              (6,902)              (6,929)
 Net Transfers In (Out) (Note 4)                                                 89,495               68,028              138,264
 Contract Maintenance Charges (Note 3)                                              (39)                 (41)                 (43)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          90,380               67,328              139,556
                                                                    -------------------- -------------------- --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         134,171              100,305              193,792
Net Assets Beginning of Period                                                   74,749              108,233              102,529
                                                                    -------------------- -------------------- --------------------
Net Assets End of Period                                            $           208,920  $           208,538  $           296,321
                                                                    ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)
================================================================================

                                                                    Divisions Investing In
                                                                    =====================
                                                                           AIM V.I.
                                                                           Capital
                                                                         Appreciation
                                                                             Fund
(In thousands)                                                      ====================

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             2,566
 Mortality and Expense Charges (Note 3)                                            (960)
 Administrative Charges (Note 3)                                                    (77)
                                                                    --------------------
  Net Investment Income (Loss)                                                    1,529
                                                                    --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,802
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  7,471
                                                                    --------------------
  Net Gain (Loss) on Investments                                                  9,273
                                                                    --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       10,802
                                                                    --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           3,463
 Contract Owner Withdrawals                                                      (2,913)
 Net Transfers In (Out) (Note 4)                                                (16,530)
 Contract Maintenance Charges (Note 3)                                              (20)
                                                                    --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (16,000)
                                                                    --------------------

  Increase in Amounts Retained
   in Separate Account A, net                                                         0
                                                                    --------------------

Total Increase (Decrease) in Net Assets                                          (5,198)
Net Assets Beginning of Period                                                  101,350
                                                                    --------------------
Net Assets End of Period                                            $            96,152
                                                                    ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account A ("Separate Account A"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940 and consists of twenty-six investment divisions. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc.: Seventeen of the investment divisions each invest in the securities of a single mutual fund portfolio of the
      Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is Merrill Lynch Asset Management, L.P. ("MLAM), an indirec t subsidiary of Merrill Lynch & Co. Effective following the close of business on June 5, 1998, the International Equity Focus Fund and Global Bond Focus Fund were closed to allocations of premiums and contract value. Three other investment divisions; Natural Resources Focus Fund, American Balanced Fund and Global Utility Focus Fund have been closed to allocations of premiums and contract value since 1996.
   - Hotchkis & Wiley Variable Trust: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Hotchkis & Wiley Variable Trust ("H&W Trust"). The investment advisor to the fund of the H&W Trust is Hotchkis & Wiley, a division of MLAM.
   - Mercury Asset Management V.I. Funds, Inc.: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Mercury Asset Management V.I. Funds, Inc. ("Mercury Funds"). The investment advisor to the fund of the Mercury Funds is Mercury Asset Management International, Ltd., a division of Merrill Lynch & Co. This investment division commenced operations on June 18, 1999.
   - Defined Asset Funds, Equity Investor Fund: One of the investment divisions invests in the securities of a single unit investment trust of the Equity Investor Fund. Equity Investor Fund is sponsored by Merrill Lynch, Pierce, Fenner & Smith, Incorporated, a wholly owned subsidiary of Merrill Lynch & Co. The unit investment trust of the Equity Investor Fund has annual rollovers that occur on or about May 1 of each year.

   - Alliance Variable Products Series Fund, Inc.: Two investment divisions each invest in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management, L.P.
   - MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.
   - AIM Variable Insurance Funds, Inc.: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges at a rate of 1.25% (on an annual basis) of the net assets of Separate Account A to cover these risks.

   An administration charge of .10% (on an annual basis) is deducted daily from the net asset value of Separate Account A. This charge is made to reimburse Merrill Lynch Life for costs associated with the establishment and administration of Separate Account A.

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   Contract owners may make up to six transfers among the Separate Account A divisions per contract year without charge. Certain transfers from the Equity Investor Fund do not count towards the six transfers. Additional transfers may be permitted at a charge of $25 per transfer.

4. NET TRANSFERS

   Net transfers include transfers between Separate Account A investment divisions, as well as transfers from Separate Account A investment divisions to the Reserve Assets Fund investment division of Merrill Lynch Life Variable Annuity Separate Account B.

5. INVESTMENTS IN SEPARATE ACCOUNT

   The $6.6 million in net assets retained by Merrill Lynch Life in Separate Account A represent an investment by Merrill Lynch Life in certain investment divisions to facilitate the establishment of those investment divisions. Merrill Lynch Life's investment is not subject to charges for mortality and expense risks and may be transferred to Merrill Lynch Life's General Account.

6. UNIT VALUES

   The following is a summary of unit values and units outstanding for variable annuity contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying funds for each of the five years in the period ended December 31, 1999 or lesser time period, if applicable. For all funds excluding the Domestic Money Market Fund the total return calculations represent the one year total return (or from inception to December 31 if less than one year) and do not reflect the contingent deferred sales charge. Total return calculations for the Domestic Money Market Fund represent the effective yield for the seven day period ended December 31.

   Domestic Money Market Fund
   --------------------------                      Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         33,182     $12.82    $425,392      1.35%      4.02%
     1998         30,449      12.39     377,265      1.35       3.41
     1997         24,720      11.94     295,161      1.35       4.05
     1996         22,092      11.50     254,057      1.35       3.76
     1995         25,643      11.09     284,378      1.35       3.89


   Prime Bond Fund
   ---------------                                 Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         32,859     $14.72    $483,690      1.35%     -3.76%
     1998         34,325      15.28     524,483      1.35       6.30
     1997         32,189      14.36     462,231      1.35       7.07
     1996         34,996      13.40     468,950      1.35       0.80
     1995         31,554      13.29     419,350      1.35      18.34


   High Current Income Fund
   ------------------------                        Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         26,536     $16.92    $448,983      1.35%      4.43%
     1998         29,043      16.18     469,916      1.35      -4.48
     1997         29,862      16.93     505,557      1.35       9.40
     1996         24,632      15.46     380,807      1.35       9.57
     1995         23,079      14.08     324,951      1.35      15.62


   Quality Equity Fund
   -------------------                             Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         28,750     $28.89    $830,595      1.35%     29.54%
     1998         33,613      22.28     748,899      1.35      13.92
     1997         38,816      19.54     758,463      1.35      21.92
     1996         42,909      16.01     686,968      1.35      15.77
     1995         39,846      13.77     548,685      1.35      21.29


   Special Value Focus Fund
   ------------------------                        Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         22,647      $20.45   $463,130      1.35%     32.22%
     1998         25,287       15.45    390,688      1.35      -7.85
     1997         25,061       16.75    419,765      1.35      10.11
     1996         26,282       15.20    399,487      1.35       6.56
     1995         21,158       14.25    301,496      1.35      43.80


   American Balanced Fund
   ----------------------                          Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          7,254      $20.09   $145,737       1.35%     7.16%
     1998          8,812       18.73    165,041       1.35     11.93
     1997         10,337       16.72    172,828       1.35     15.42
     1996         12,954       14.47    187,443       1.35      7.95
     1995         13,988       13.37    187,025       1.35     19.29


   Natural Resources Focus Fund
   ----------------------------                    Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          1,055      $12.68   $13,375      1.35%      24.94%
     1998          1,412       10.14    14,314      1.35      -16.52
     1997          2,034       12.14    24,695      1.35      -13.78
     1996          2,972       14.06    41,784      1.35       10.70
     1995          3,137       12.56    39,395      1.35       12.22


   Global Strategy Focus Fund
   --------------------------                      Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         31,676      $20.38   $645,549      1.35%     19.63%
     1998         40,350       17.02    686,749      1.35       7.31
     1997         48,987       15.85    776,452      1.35      10.33
     1996         54,188       14.35    777,595      1.35      11.33
     1995         39,315       12.85    505,203      1.35       9.21


   Global Utility Focus Fund
   -------------------------                       Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          5,103      $22.12   $112,877      1.35%     11.01%
     1998          6,354       19.91    126,512      1.35      22.27
     1997          7,582       16.27    123,352      1.35      24.09
     1996         10,021       13.10    131,272      1.35      10.50
     1995         11,837       11.75    139,087      1.35      23.45


   International Equity Focus Fund
   -------------------------------                 Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         10,055      $16.18   $162,691      1.35%     35.65%
     1998         13,704       11.91    163,214      1.35       6.25
     1997         33,699       11.20    377,426      1.35      -5.93
     1996         26,447       11.90    314,718      1.35       4.49
     1995         21,726       11.31    245,727      1.35       4.54


   Global Bond Focus Fund
   ----------------------                          Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          3,372      $12.35   $ 41,642      1.35%     -9.50%
     1998          4,522       13.63     61,632      1.35      11.00
     1997          5,666       12.27     69,523      1.35       0.48
     1996          7,187       12.20     87,677      1.35       6.21
     1995          6,621       11.45     75,812      1.35      15.28


   Basic Value Focus Fund
   ----------------------                          Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         32,438      $24.86   $806,414      1.35%     19.37%
     1998         28,219       20.81    587,239      1.35       7.87
     1997         27,722       19.27    534,199      1.35      18.89
     1996         28,054       16.19    454,195      1.35      18.05
     1995         20,469       13.60    278,373      1.35      24.62


   Government Bond Fund
   --------------------                            Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         26,087      $12.95   $337,825      1.35%     -3.21%
     1998         24,287       13.36    324,470      1.35       7.20
     1997         13,406       12.45    166,905      1.35       7.32
     1996          7,173       11.59     83,139      1.35       1.40
     1995          3,418       11.42     39,033      1.35      13.15


   Developing Capital Markets Focus Fund
   -------------------------------------           Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          8,168      $10.48   $ 85,602      1.35%     63.14%
     1998          8,301        6.42     53,294      1.35     -30.40
     1997         12,982        9.21    119,564      1.35      -7.88
     1996          7,961        9.99     79,527      1.35       8.14
     1995          4,913        9.16     44,999      1.35      -1.74


   Index 500 Fund
   --------------                                  Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         22,901      $19.96   $457,104      1.35%     18.77%
     1998         19,261       16.79    323,398      1.35      26.43
     1997         13,456       13.27    178,558      1.35      30.91
     1996             33       10.12        334      1.35       1.14


   Global Growth Focus Fund
   ------------------------                        Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         11,159      $14.69   $163,920      1.35%     36.70%
     1998          1,299       10.74     13,950      1.35      13.02


   Capital Focus Fund
   ------------------                              Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
    1999           2,999      $10.30   $30,886       1.35%      6.30%
    1998           1,724        9.68    16,691       1.35      -5.60


   International VIP Portfolio
   ---------------------------                     Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         22,678      $11.39   $258,302      1.35%     19.93%
     1998         28,051        9.49    266,206      1.35      -8.92


   Mercury V.I. U.S. Large Cap Fund
   --------------------------------                Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999            983      $11.98   $11,771       1.35%     39.80%


   1999 ML Select 10 V.I. Trust
   ----------------------------                    Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          6,451      $ 9.39   $60,577       1.35%     -7.34%


   1998 ML Select 10 V.I. Trust
   ----------------------------                    Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1998          2,067      $10.12   $20,917       1.35%     1.90%


   Quasar Portfolio
   ----------------                                Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          7,761      $ 9.90   $76,829       1.35%     15.39%
     1998          1,208        8.57    10,354       1.35     -23.80


   Premier Growth Portfolio
   ------------------------                        Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         42,584      $25.17 $1,071,837      1.35%     30.41%
     1998         32,446       19.28    625,558      1.35      45.84
     1997         17,657       13.21    233,244      1.35      31.95
     1996             15       10.00        146      1.35      -0.08


   MFS Emerging Growth Series
   --------------------------                      Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         17,749      $27.30   $484,546      1.35%     74.17%
     1998         13,341       15.66    208,920      1.35      32.23
     1997          6,319       11.83     74,749      1.35      20.15
     1996             24        9.83        235      1.35      -1.75


   MFS Research Series
   -------------------                             Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         17,139      $17.82   $305,417      1.35%     22.26%
     1998         14,323       14.56    208,538      1.35      21.61
     1997          9,050       11.96    108,233      1.35      18.53
     1996             25       10.08        253      1.35       0.70


   AIM V.I. Value Fund
   -------------------                             Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999         26,007      $20.96   $545,096      1.35%     28.03%
     1998         18,124       16.35    296,321      1.35      30.50
     1997          8,189       12.52    102,528      1.35      21.91
     1996             30       10.26        306      1.35       2.49


   AIM V.I. Capital Appreciation Fund
   ----------------------------------              Expenses
                               Net Assets         as a % of
                          ---------------------    Average    Total
   December 31,    Units  Unit Value    (000's)   Net Assets  Return
   -----------------------------------------------------------------
     1999          8,479      $18.86   $159,921      1.35%     42.53%
     1998          7,273       13.22     96,152      1.35      17.59
     1997          9,025       11.23    101,349      1.35      11.87
     1996             53       10.03        532      1.35       0.16


7. UNITS ISSUED AND REDEEMED

     Units issued and redeemed by Separate Account A during 1999 and 1998 were as follows:

                                                     Domestic                          High                           Special
                                                       Money           Prime          Current         Quality          Value
                                                      Market           Bond           Income          Equity           Focus
                                                       Fund            Fund            Fund            Fund            Fund
(In thousands)                                    =============== =============== =============== =============== ===============

Outstanding at January 1, 1998                            24,720          32,189          29,862          38,816          25,061
Activity during 1998:
     Issued                                               74,827           6,239           4,841           1,478           3,804
     Redeemed                                            (69,098)         (4,103)         (5,660)         (6,681)         (3,578)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1998                          30,449          34,325          29,043          33,613          25,287
Activity during 1999:
     Issued                                               78,933           3,073           3,049             805           2,304
     Redeemed                                            (76,200)         (4,539)         (5,556)         (5,668)         (4,944)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                          33,182          32,859          26,536          28,750          22,647
                                                  =============== =============== =============== =============== ===============


                                                                      Natural         Global          Global       International
                                                     American        Resources       Strategy         Utility         Equity
                                                     Balanced          Focus           Focus           Focus           Focus
                                                       Fund            Fund            Fund            Fund            Fund
(In thousands)                                    =============== =============== =============== =============== ===============
Outstanding at January 1, 1998                            10,337           2,034          48,987           7,582          33,699
Activity during 1998:
     Issued                                                   27               7           1,032              17           1,773
     Redeemed                                             (1,552)           (629)         (9,669)         (1,245)        (21,768)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1998                           8,812           1,412          40,350           6,354          13,704
Activity during 1999:
     Issued                                                   35               6             535              35              32
     Redeemed                                             (1,593)           (363)         (9,209)         (1,286)         (3,681)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                           7,254           1,055          31,676           5,103          10,055
                                                  =============== =============== =============== =============== ===============

7. UNITS ISSUED AND REDEEMED (continued)

                                                      Global           Basic                        Developing
                                                       Bond            Value        Government    Capital Markets      Index
                                                       Focus           Focus           Bond            Focus           500
                                                       Fund            Fund            Fund            Fund            Fund
(In thousands)                                    =============== =============== =============== =============== ===============

Outstanding at January 1, 1998                             5,666          27,722          13,406          12,982          13,456
Activity during 1998:
     Issued                                                  135           4,570          12,360           1,337          10,293
     Redeemed                                             (1,279)         (4,073)         (1,479)         (6,018)         (4,488)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1998                           4,522          28,219          24,287           8,301          19,261
Activity during 1999:
     Issued                                                   15           7,623           5,195           2,077          11,236
     Redeemed                                             (1,165)         (3,404)         (3,395)         (2,210)         (7,596)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                           3,372          32,438          26,087           8,168          22,901
                                                  =============== =============== =============== =============== ===============


                                                      Global                                          Mercury
                                                      Growth          Capital      International     V.I. U.S         1999 ML
                                                       Focus           Focus            VIP          Large Cap      Select Ten
                                                       Fund            Fund          Portfolio         Fund         V.I. Trust
(In thousands)                                    =============== =============== =============== =============== ===============

Outstanding at January 1, 1998                                 0               0               0               0               0
Activity during 1998:
     Issued                                                1,387           1,808          28,983               0               0
     Redeemed                                                (88)            (84)           (932)              0               0
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1998                           1,299           1,724          28,051               0               0
Activity during 1999:
     Issued                                               14,639           1,587           9,251           1,016           9,873
     Redeemed                                             (4,779)           (312)        (14,624)            (33)         (3,422)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                          11,159           2,999          22,678             983           6,451
                                                  =============== =============== =============== =============== ===============


7. UNITS ISSUED AND REDEEMED (continued)

                                                                                                        MFS
                                                      1998 ML                         Premier        Emerging           MFS
                                                    Select Ten        Quasar          Growth          Growth         Research
                                                    V.I. Trust       Portfolio       Portfolio        Series          Series
(In thousands)                                    =============== =============== =============== =============== ===============

Outstanding at January 1, 1998                                 0               0          17,657           6,319           9,050
Activity during 1998:
     Issued                                                2,082           1,294          16,166           7,643           7,142
     Redeemed                                                (15)            (86)         (1,377)           (621)         (1,869)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1998                           2,067           1,208          32,446          13,341          14,323
Activity during 1999:
     Issued                                                1,445           6,891          15,556           5,519           4,386
     Redeemed                                             (3,512)           (338)         (5,418)         (1,111)         (1,570)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                               0           7,761          42,584          17,749          17,139
                                                  =============== =============== =============== =============== ===============



                                                                      AIM V.I.
                                                     AIM V.I.         Capital
                                                       Value       Appreciation
                                                       Fund            Fund
(In thousands)                                    =============== ===============

Outstanding at January 1, 1998                             8,189           9,025
Activity during 1998:
     Issued                                               10,670           2,327
     Redeemed                                               (735)         (4,079)
                                                  --------------- ---------------

Outstanding at December 31, 1998                          18,124           7,273
Activity during 1999:
     Issued                                               10,538           2,069
     Redeemed                                             (2,655)           (863)
                                                  --------------- ---------------

Outstanding at December 31, 1999                          26,007           8,479
                                                  =============== ===============







INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Life Variable Annuity Separate Account B, comprised of the Reserve Assets Fund, as of December 31, 1999 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion of these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Merrill Lynch Variable Annuity Separate Account B Reserve Assets Fund, as of December 31, 1999, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.






February 14, 2000

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
===================================================================

                                                                                                                    Reserve
                                                                                                                     Assets
                                                                                                                      Fund
(In thousands, except unit values)                                                                          ======================


Assets
   Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
      Reserve Assets Fund, 12,089 shares
         (Cost $12,089)                                                                                     $              12,089
                                                                                                            ----------------------

         Total Assets                                                                                                      12,089



Liabilities
   Due to Merrill Lynch Life Insurance Company                                                                                  2
                                                                                                            ----------------------
Net Assets                                                                                                  $              12,087
                                                                                                            ======================


Net Assets
   Accumulation Units                                                                                       $              12,087
                                                                                                            ======================

   Units Outstanding (Note 6)                                                                                                 903
                                                                                                            ======================

   Unit Value                                                                                               $               13.39
                                                                                                            ======================


See notes to financial statements


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998
===============================================================================

                                                                                                   Reserve Assets Fund
                                                                                     =============================================
                                                                                               1999                   1998
(In thousands)                                                                       ====================== ======================

Investment Income:
 Reinvested Dividends (Note 2)                                                       $                 554  $                 597
 Mortality and Expense Charges (Note 3)                                                                (78)                   (78)
                                                                                     ---------------------- ----------------------
  Net Investment Income                                                                                476                    519
                                                                                     ---------------------- ----------------------

Net Increase in Net Assets
 Resulting from Operations                                                                             476                    519
                                                                                     ---------------------- ----------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                                990                    708
 Contract Owner Withdrawals                                                                        (58,051)               (46,464)
 Transfers In (Note 4)                                                                              56,923                 45,685
 Contract Maintenance Charges (Note 3)                                                                  (3)                    (3)
                                                                                     ---------------------- ----------------------
 Net Decrease in Net Assets
  Resulting from Contract Transactions                                                                (141)                   (74)
                                                                                     ---------------------- ----------------------

Total Increase in Net Assets                                                                           335                    445
Net Assets Beginning of Period                                                                      11,752                 11,307
                                                                                     ---------------------- ----------------------
Net Assets End of Period                                                             $              12,087  $              11,752
                                                                                     ====================== ======================


See notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account B ("Separate Account B"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account B is registered as a unit investment trust under the
   Investment Company Act of 1940 and consists of one investment division. The investment division invests in the securities of the Reserve Assets Fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the Reserve Assets Fund portfolio is Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co.

   The assets of Separate Account B are registered in the name of Merrill Lynch Life. Separate Account B's assets are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   B provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment division are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying fund, which values its investments at market value.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Investment transactions are recorded on the trade date.

   The operations of Separate Account B are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account B and deducts a daily charge at a rate of .65% (on an annual basis) of the net assets of Separate Account B to cover these risks.

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

4. TRANSFERS IN

   Transfers   in  include  transfers  from  the  investment
   divisions of Merrill Lynch Life Variable Annuity Separate
   Account A.

5. UNIT VALUES

   The following is a summary of unit values and units outstanding for variable annuity contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying fund for each of the five years in the period ended December 31, 1999. Total return calculations represent the effective yield for the seven day period ended December 31.

   Reserve Asset Fund
   ------------------                           Expenses
                               Net Assets       as a % of
                          -------------------    Average
   December 31,    Units   Unit Value  (000's)  Net Assets   Return
   ----------------------------------------------------------------
     1999           903       $13.39   $12,087       0.65%     4.30%
     1998           913        12.87    11,752       0.65      4.02
     1997           919        12.32    11,307       0.65      4.67
     1996           890        11.79    10,498       0.65      4.45
     1995         1,002        11.29    11,315       0.65      4.66


6. UNITS ISSUED AND REDEEMED

   Units issued and redeemed by Separate Account B during 1999 and 1998 were as follows:

                                                                Reserve
                                                                Assets
                                                                 Fund
   (In thousands)                                         =================
   Outstanding at January 1, 1998                                      919
   Activity during 1998:
        Issued                                                       3,775
        Redeemed                                                    (3,781)
                                                          -----------------

   Outstanding at December 31, 1998                                    913
   Activity during 1999:
        Issued                                                       4,490
        Redeemed                                                    (4,500)
                                                          -----------------

   Outstanding at December 31, 1999                                    903
                                                          =================



INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1999 and 1998, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.





February 28, 2000

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1999 AND 1998
(Dollars in thousands, except common stock par value and shares)

ASSETS                                                                   1999                  1998
------                                                               ------------          ------------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1999 - $2,228,921; 1998 - $2,504,599)            $ 2,138,335           $ 2,543,097
 Equity securities, at estimated fair value
   (cost: 1999 - $214,153; 1998 - $162,710)                              186,575               158,591
 Trading account securities, at estimated fair value                      22,212                17,280
 Real estate held-for-sale                                                20,072                25,960
 Policy loans on insurance contracts                                   1,159,163             1,139,456
                                                                     ------------           -----------
   Total Investments                                                   3,526,357             3,884,384


CASH AND CASH EQUIVALENTS                                                 92,181                95,377
ACCRUED INVESTMENT INCOME                                                 73,167                73,459
DEFERRED POLICY ACQUISITION COSTS                                        475,915               405,640
FEDERAL INCOME TAXES - DEFERRED                                           37,383                 9,403
REINSURANCE RECEIVABLES                                                    4,194                 2,893
AFFILIATED RECEIVABLES - NET                                                 287                     -
RECEIVABLES FROM SECURITIES SOLD                                             566                14,938
OTHER ASSETS                                                              47,437                46,512
SEPARATE ACCOUNTS ASSETS                                              12,860,562            10,571,489
                                                                     ------------          ------------
TOTAL ASSETS                                                         $17,118,049           $15,104,095
                                                                     ============          ============





See accompanying notes to financial statements.



LIABILITIES AND STOCKHOLDER'S EQUITY                                     1999                  1998
------------------------------------                                 ------------          ------------
LIABILITIES:
POLICYHOLDER LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $ 3,587,867           $ 3,816,744
   Claims and claims settlement expenses                                  85,696                63,925
                                                                     ------------          ------------
    Total policyholder liabilities and accruals                        3,673,563             3,880,669

OTHER POLICYHOLDER FUNDS                                                  25,095                20,802
LIABILITY FOR GUARANTY FUND ASSESSMENTS                                   14,889                13,864
FEDERAL INCOME TAXES - CURRENT                                            12,806                15,840
AFFILIATED PAYABLES - NET                                                      -                   822
PAYABLES FOR SECURITIES PURCHASED                                            339                10,541
UNEARNED POLICY CHARGE REVENUE                                            77,663                55,235
OTHER LIABILITIES                                                         25,868                24,273
SEPARATE ACCOUNTS LIABILITIES                                         12,853,960            10,559,459
                                                                     ------------          ------------
    Total Liabilities                                                 16,684,183            14,581,505
                                                                     ------------          ------------
STOCKHOLDER'S EQUITY:
 Common stock ($10 par value; authorized: 1,000,000 shares;
   issued and outstanding: 1999 - 250,000 shares,
   1998 - 200,000 shares)                                                  2,500                 2,000
 Additional paid-in capital                                              347,324               347,324
 Retained earnings                                                       134,127               173,496
 Accumulated other comprehensive loss                                    (50,085)                 (230)
                                                                     ------------          ------------
    Total Stockholder's Equity                                           433,866               522,590
                                                                     ------------          ------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $17,118,049           $15,104,095
                                                                     ============          ============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
REVENUES:
 Investment revenue:
  Net investment income                                              $   253,835          $    272,038           $   308,702
  Net realized investment gains                                            8,875                12,460                13,289
 Policy charge revenue                                                   233,029               197,662               178,933
                                                                     ------------         -------------          ------------
     Total Revenues                                                      495,739               482,160               500,924
                                                                     ------------         -------------          ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                    175,839               195,676               209,542
 Market value adjustment expense                                           2,400                 5,528                 4,079
 Policy benefits (net of reinsurance recoveries: 1999 - $14,175;
  1998 - $9,761; 1997 - $10,439)                                          32,983                31,891                27,029
 Reinsurance premium ceded                                                21,691                19,972                17,879
 Amortization of deferred policy acquisition costs                        65,607                44,835                72,111
 Insurance expenses and taxes                                             53,377                51,735                49,105
                                                                     ------------          ------------          ------------
     Total Benefits and Expenses                                         351,897               349,637               379,745
                                                                     ------------          ------------          ------------

     Earnings Before Federal Income Tax Provision                        143,842               132,523               121,179

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                  48,846                40,535                52,705
 Deferred                                                                 (1,135)                 (773)              (12,261)
                                                                     ------------          ------------          ------------
     Total Federal Income Tax Provision                                   47,711                39,762                40,444
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    96,131           $    92,761           $    80,735
                                                                     ============          ============          ============




See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    96,131           $    92,761           $    80,735
                                                                     ------------          ------------          ------------
OTHER COMPREHENSIVE INCOME (LOSS):

 Net unrealized gains (losses) on available-for-sale securities:
   Net unrealized holding gains (losses) arising during the period      (143,202)              (31,718)               22,347
   Reclassification adjustment for gains included in net earnings         (8,347)              (15,932)              (12,390)
                                                                     ------------          ------------          ------------
    Net unrealized gains (losses) on investment securities              (151,549)              (47,650)                9,957

   Adjustments for:
     Policyholder liabilities                                             31,959                14,483                10,094
     Deferred policy acquisition costs                                    42,890                 5,129                  (822)
     Deferred federal income taxes                                        26,845                 9,813                (6,730)
                                                                     ------------          ------------          ------------
 Total other comprehensive income (loss), net of tax                     (49,855)              (18,225)               12,499
                                                                     ------------          ------------          ------------
COMPREHENSIVE INCOME                                                 $    46,276           $    74,536           $    93,234
                                                                     ============          ============          ============



See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands, except common stock par value and shares)

                                                                                                   Accumulated
                                                               Additional                             other            Total
                                              Common            paid-in          Retained         comprehensive    stockholder's
                                              stock             capital          earnings         income (loss)       equity
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, JANUARY 1, 1997                    $    2,000        $  402,937        $   79,387        $      5,496     $    489,820

 Dividend to Parent                                              (55,613)          (79,387)                            (135,000)
 Net earnings                                                                       80,735                               80,735
 Other comprehensive income, net of tax                                                                 12,499           12,499
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1997                       2,000           347,624            80,735              17,995          448,054

 Net earnings                                                                       92,761                               92,761
 Other comprehensive loss, net of tax                                                                  (18,225)         (18,225)
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1998                       2,000           347,324           173,496                (230)         522,590

 Stock dividend paid to parent
   ($10 par value, 500 shares)                     500                                (500)                                   -
 Cash dividend paid to parent                                                     (135,000)                            (135,000)
 Net earnings                                                                       96,131                               96,131
 Other comprehensive loss, net of tax                                                                  (49,855)         (49,855)
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1999                  $    2,500        $  347,324        $  134,127        $    (50,085)    $    433,866
                                            ===========       ===========       ===========       =============    =============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
Cash Flows From Operating Activities:
 Net earnings                                                        $    96,131           $    92,761           $    80,735
 Noncash items included in earnings:
   Amortization of deferred policy acquisition costs                      65,607                44,835                72,111
   Capitalization of policy acquisition costs                            (92,992)              (80,241)              (71,577)
   Amortization (accretion) of investments                                (1,649)               (5,350)               (4,672)
   Interest credited to policyholders' account balances                  175,839               195,676               209,542
   Benefit for deferred Federal income tax                                (1,135)                 (773)              (12,261)
 (Increase) decrease in operating assets:
   Trading account securities                                               (154)                 (287)              (14,928)
   Accrued investment income                                                 292                 4,765                 7,962
   Affiliated receivables                                                   (287)                  166                  (166)
   Other                                                                  (2,230)                1,565                (5,470)
 Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                                  21,771                13,351                10,908
   Other policyholder funds                                                4,293                (6,358)                7,740
   Liability for guaranty fund assessments                                 1,025                (1,510)               (3,399)
   Federal income taxes - current                                         (3,034)               (8,598)                3,470
   Affiliated payables                                                      (822)                  822                (6,164)
   Unearned policy charge revenue                                         22,428                23,133                11,269
   Other                                                                   1,595                 1,941                 5,922
 Other operating activities:
   Net realized investment gains (excluding gains on cash and
    cash equivalents)                                                     (8,892)              (12,460)              (13,289)
                                                                     ------------          ------------          ------------
    Net cash and cash equivalents provided by operating activities       277,786               263,438               277,733
                                                                     ------------          ------------          ------------
Cash Flow From Investing Activities:
 Proceeds from (payments for):
  Sales of available-for-sale securities                                 595,836               893,619               846,041
  Maturities of available-for-sale securities                            378,914               451,759               595,745
  Purchases of available-for-sale securities                            (748,436)           (1,028,086)           (1,156,222)
  Mortgage loans principal payments received                                   -                     -                68,864
  Purchases of mortgage loans                                                  -                     -                (5,375)
  Sales of real estate held-for-sale                                      13,282                14,135                 6,060
  Policy loans on insurance contracts                                    (19,707)              (21,317)              (26,068)
  Recapture of investment in separate accounts                            12,267                     -                11,026
  Investment in separate accounts                                         (5,381)              (12,000)                  (21)
                                                                     ------------          ------------          ------------
    Net cash and cash equivalents provided by investing activities       226,775               298,110               340,050
                                                                     ------------          ------------          ------------

See accompanying notes to financial statements.               (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Continued) (Dollars in thousands)

                                                                          1999                 1998                 1997
                                                                     ------------          ------------          ------------
Cash Flows from Financing Activities:
 Proceeds from (payments for):
  Dividends paid to parent                                           $  (135,000)          $         -           $  (135,000)
  Policyholder deposits                                                1,196,120             1,042,509             1,101,934
  Policyholder withdrawals (including transfers to/from separate      (1,568,877)           (1,595,068)           (1,593,320)
   accounts)                                                         ------------          ------------          ------------

Net cash and cash equivalents used by financing activities:             (507,757)             (552,559)             (626,386)
                                                                     ------------          ------------          ------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                      (3,196)                8,989                (8,603)

CASH AND CASH EQUIVALENTS
 Beginning of year                                                        95,377                86,388                94,991
                                                                     ------------          ------------          ------------
 End of year                                                         $    92,181           $    95,377           $    86,388
                                                                     ============          ============          ============
Supplementary Disclosure of Cash Flow Information:
 Cash paid to affiliates for:
   Federal income taxes                                              $    51,880           $    49,133           $    49,235
   Interest                                                                  688                   860                   842


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)


 NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Description of Business: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

  The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

  Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

  For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

  To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

  Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for mortality risks and the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

  Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of a security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

  For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

  Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

  All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded as a net realized investment loss.

  Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

  Policy loans on insurance contracts are stated at unpaid principal balances.

  Investments in limited partnerships are carried at cost.

  Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

  Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

  During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                               1999           1998           1997
                            ----------     ----------     ----------
 Beginning balance          $ 101,793      $ 102,252      $ 112,249
 Capitalized amounts           11,759          6,085          5,077
 Interest accrued               7,634          7,669          9,653
 Amortization                 (19,112)       (14,213)       (24,727)
                            ----------     ----------     ----------
 Ending balance             $ 102,074      $ 101,793      $ 102,252
                            ==========     ==========     ==========

  The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    2000   $6,110
                    2001   $5,670
                    2002   $5,400
                    2003   $5,386
                    2004   $5,619

  Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 1999 and 1998, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $6,602 and $12,030, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

  Net investment income and net realized and unrealized gains
  (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

  Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

  Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

  Interest-sensitive life products             4.00% - 4.85%
  Interest-sensitive deferred annuities        3.60% - 8.61%
  Immediate annuities                          3.00% - 10.00%

  These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

  Claims and Claims Settlement Expenses: Liabilities for claims and claims settlement expenses equal the death benefit for claims that have been reported to the Company and an estimate based upon prior experience for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

  Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

  The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

  Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

  Unearned Policy Charge Revenue: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

  Accounting Pronouncements: In June 1999, the Financial Accounting Standards Board deferred for one year the effective date of the accounting and reporting requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The Company will adopt the provisions of SFAS No. 133 on January 1, 2001. The adoption of the standard is not expected to have a material impact on the Company's financial position or results of operations.


NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                   1999            1998
                                               ------------    ------------
  Assets:
   Fixed maturity securities (1)               $ 2,138,335     $ 2,543,097
   Equity securities (1), (2)                      186,575         158,591
   Trading account securities (1)                   22,212          17,280
   Policy loans on insurance contracts (3)       1,159,163       1,139,456
   Cash and cash equivalents (4)                    92,181          95,377
   Separate Accounts assets (5)                 12,860,562      10,571,489
                                               ------------    ------------
  Total financial instruments                  $16,459,028     $14,525,290
                                               ============    ============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value, having an amortized cost of $440,947 and $376,993, had an estimated fair value of $417,710 and $375,470, respectively.

 (2) The Company has investments in two limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships. At December 31, 1999 and 1998, the Company's limited partnership investments were $10,427 and $11,569, respectively.

 (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3.   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                        1999
                                              ---------------------------------------------------------
                                                  Cost/         Gross          Gross        Estimated
                                                Amortized     Unrealized     Unrealized       Fair
                                                  Cost          Gains          Losses         Value
                                              ------------   ------------   ------------   ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 1,912,965    $     8,778    $    85,108    $ 1,836,635
   Mortgage-backed securities                     119,195          1,760          1,036        119,919
   U.S. Government and agencies                   149,835            408         12,306        137,937
   Foreign governments                             25,290             61          2,969         22,382
   Municipals                                      21,636            152            326         21,462
                                              ------------   ------------   ------------   ------------
      Total fixed maturity securities         $ 2,228,921    $    11,159    $   101,745    $ 2,138,335
                                              ============   ============   ============   ============

  Equity securities:
   Non-redeemable preferred stocks            $   203,726    $        43    $    27,621    $   176,148
   Limited partnerships                            10,427              -              -         10,427
                                              ------------   ------------   ------------   ------------
      Total equity securities                 $   214,153    $        43    $    27,621    $   186,575
                                              ============   ============   ============   ============


                                                                        1998
                                              ---------------------------------------------------------
                                                 Cost/          Gross          Gross        Estimated
                                               Amortized      Unrealized     Unrealized       Fair
                                                 Cost           Gains          Losses         Value
                                              ------------   ------------   ------------   ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,079,867    $    56,703    $    29,078    $ 2,107,492
   Mortgage-backed securities                     229,197          7,908             43        237,062
   U.S. Government and agencies                   150,500          6,393          1,328        155,565
   Foreign governments                             21,157             35          2,996         18,196
   Municipals                                      23,878            905              1         24,782
                                              ------------   ------------   ------------   ------------
      Total fixed maturity securities         $ 2,504,599    $    71,944    $    33,446    $ 2,543,097
                                              ============   ============   ============   ============
  Equity securities:
   Non-redeemable preferred stocks            $   151,130    $       699    $     4,823    $   147,006
   Limited partnerships                            11,569              -              -         11,569
   Common stocks                                       11              5              -             16
                                              ------------   ------------   ------------   ------------
      Total equity securities                 $   162,710    $       704    $     4,823    $   158,591
                                              ============   ============   ============   ============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999 by contractual maturity were:

                                                             Estimated
                                               Amortized       Fair
                                                 Cost          Value
  Fixed maturity securities:                  -----------   -----------
   Due in one year or less                    $  250,435    $  250,396
   Due after one year through five years         935,856       912,037
   Due after five years through ten years        563,026       524,231
   Due after ten years                           360,409       331,752
                                              -----------   -----------
                                               2,109,726     2,018,416
   Mortgage-backed securities                    119,195       119,919
                                              -----------   -----------
    Total fixed maturity securities           $2,228,921    $2,138,335
                                              ===========   ===========

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999 by rating agency equivalent were:

                                                         Estimated
                                           Amortized       Fair
                                             Cost          Value
                                          -----------   -----------
  AAA                                     $  396,644    $  380,538
  AA                                         196,792       188,710
  A                                          670,531       645,929
  BBB                                        884,446       847,858
  Non-investment grade                        80,508        75,300
                                          -----------   -----------
    Total fixed maturity securities       $2,228,921    $2,138,335
                                          ===========   ===========

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

                                                  1999          1998
                                              ------------   -----------
  Assets:
   Fixed maturity securities                  $   (90,586)   $   38,498
   Equity securities                              (27,578)       (4,119)
   Deferred policy acquisition costs               42,567          (323)
   Federal income taxes - deferred                 26,969           124
   Other assets                                        (4)            -
   Separate Accounts assets                         1,028            30
                                              ------------   -----------
                                                  (47,604)       34,210
                                              ------------   -----------
  Liabilities:
   Policyholders' account balances                  2,481        34,440
                                              ------------   -----------
  Stockholder's equity:
   Accumulated other comprehensive loss       $   (50,085)   $     (230)
                                              ============   ===========

 The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains on trading account securities included in net realized investment gains were $3,112, $932 and $520 at December 31, 1999, 1998 and 1997, respectively.

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                          1999         1998        1997
                                       ----------   ----------   ----------
  Proceeds                             $ 595,836    $ 893,619    $ 846,041
  Gross realized investment gains         12,196       20,232       16,783
  Gross realized investment losses        15,936       17,429        7,193


 The Company had investment securities with a carrying value of $24,697 and $27,189 that were deposited with insurance regulatory authorities at December 31, 1999 and 1998, respectively.

 Excluding investments in U.S. Government and Agencies the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.


 Net investment income arose from the following sources for the years ended December 31:

                                           1999         1998         1997
                                        ----------   ----------   ----------
  Fixed maturity securities             $ 170,376    $ 202,313    $ 236,325
  Equity securities                        16,630        9,234        3,020
  Mortgage loans                                -            -        4,627
  Real estate held-for-sale                 3,792        2,264        1,939
  Policy loans on insurance contracts      60,445       59,236       57,998
  Cash and cash equivalents                 7,995        3,912        9,570
  Other                                        88          761          709
                                        ----------   ----------   ----------
  Gross investment income                 259,326      277,720      314,188
  Less investment expenses                 (5,491)      (5,682)      (5,486)
                                        ----------   ----------   ----------
  Net investment income                 $ 253,835    $ 272,038    $ 308,702
                                        ==========   ==========   ==========

 Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31 were as follows:

                                           1999         1998        1997
                                        ----------   ----------   ----------
  Fixed maturity securities             $  (3,721)   $   2,617    $   6,149
  Equity securities                           (19)         186        3,441
  Trading account securities                4,778        1,368          697
  Investment in Separate Accounts             460            -        1,005
  Mortgage loans                                -            -        6,252
  Real estate held-for-sale                 7,394        8,290       (4,252)
  Cash and cash equivalents                   (17)          (1)          (3)
                                        ----------   ----------   ----------
  Net realized investment gains         $   8,875    $  12,460    $  13,289
                                        ==========   ==========   ==========

NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                            1999       1998       1997
                                          ---------  ---------  ---------
  Provision for income taxes
   computed at Federal stautory rate      $ 50,345   $ 46,383   $ 42,413

  Decrease in income taxes resulting from:
    Dividend received deduction             (1,594)    (3,664)    (1,969)
    Foreign tax credit                      (1,040)    (2,957)         -
                                          ---------  ---------  ---------
  Federal income tax provision            $ 47,711   $ 39,762   $ 40,444
                                          =========  =========  =========

 The Federal statutory rate for each of the three years in the period ended December 31, 1999 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                               1999        1998        1997
                                            ----------  ----------  ----------
  Deferred policy acquisition costs         $   8,822   $  11,062   $  (2,422)
  Policyholders' account balances              (9,635)    (10,950)    (16,099)
  Liability for guaranty fund assessments        (359)        529       1,190
  Investment adjustments                          (27)     (1,350)      5,070
  Other                                            64         (64)          -
                                            ----------  ----------  ----------
  Deferred Federal income tax benefit       $  (1,135)  $    (773)  $ (12,261)
                                            ==========  ==========  ==========


 Deferred tax assets and liabilities as of December 31 are determined as follows:

                                               1999           1998
                                            -----------    -----------
  Deferred tax assets:
   Policyholders' account balances          $  115,767     $  106,132
   Investment adjustments                        1,978          1,951
   Liability for guaranty fund assessments       5,211          4,852
   Net unrealized investment loss on
    investment securities                       26,969            124
                                             ----------    -----------

     Total deferred tax assets                 149,925        113,059
                                            -----------    -----------
  Deferred tax liabilities:
   Deferred policy acquisition costs           108,554         99,732
   Other                                         3,988          3,924
                                            -----------    -----------
     Total deferred tax liabilities            112,542        103,656
                                            -----------    -----------
     Net deferred tax asset                 $   37,383     $    9,403
                                            ===========    ===========

 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $686 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1999 the Company had the following life insurance inforce:

                                                                                         Percentage
                                             Ceded to        Assumed                      of amount
                                Gross          other        from other       Net         assumed to
                                amount       companies      companies       amount           net
                             ------------   ------------   -----------   ------------   -----------
   Life insurance in force   $14,356,639    $ 3,670,860    $    2,001    $10,687,780         0.02%


 The Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system.

NOTE 6.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,410, $43,179 and $43,028 for the years ended December 31, 1999, 1998 and 1997, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $688, $860 and $842 for 1999, 1998 and 1997, respectively. Intercompany interest is included in net investment income.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,823, $1,915 and $1,913 for 1999, 1998 and 1997, respectively.

 MLIG has entered into agreements with MLAM and Hotchkis & Wiley ("H&W"), a division of MLAM, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, MLAM and H&W pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLAM and H&W. The Company received from MLIG its allocable share of such compensation in the amount of $21,630, $20,289 and $19,057 during 1999, 1998 and 1997, respectively. Revenue attributable to these agreements is included in policy charge revenue.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $88,955, $79,117 and $72,729 for 1999, 1998 and 1997, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 7.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 During 1999 and 1997, the Company paid cash dividends of $135,000 to MLIG. Of these cash dividends, $105,793 and $110,030, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner. The Company also paid a $500 stock dividend to MLIG during 1999. The
 Company paid no cash or stock dividends in 1998.

 At December 31, 1999 and 1998, approximately $26,518 and $29,707, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1999 and 1998, were $267,679 and $299,069, respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, there is no provision for deferred income taxes, and securities are valued on a different basis. The Company's statutory net income for 1999, 1998 and 1997 was $106,266, $55,813 and $81,963, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1999 and 1998, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

NOTE 8.   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 1999 and 1998, the Company has established an estimated liability for future guaranty fund assessments of $14,889 and $13,864, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

 During 1994, the Company committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1999, $8,116 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 9.     SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life products. The Company's Annuity segment consists of variable annuities and interest sensitive annuities.

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and the earnings on those assets that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
  1999                                         Insurance          Annuities            Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    36,805        $    31,098        $    10,093        $    77,996
  Other revenues                                   94,821            140,541              6,542            241,904
                                              ------------       ------------       ------------       ------------
  Net revenues                                    131,626            171,639             16,635            319,900
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  16,569             16,414                  -             32,983
  Reinsurance premium ceded                        21,691                  -                  -             21,691
  Amortization of deferred policy
      acquisition costs                            22,464             43,143                  -             65,607
  Other non-interest expenses                      16,728             39,049                  -             55,777
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      77,452             98,606                  -            176,058
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal income
      tax provision                                54,174             73,033             16,635            143,842
  Income tax expense                               18,442             23,447              5,822             47,711
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    35,732        $    49,586        $    10,813        $    96,131
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 6,492,686        $10,523,453        $   101,910        $17,118,049
  Deferred policy acquisition costs               251,017            224,898                  -            475,915
  Policyholder liabilities and accruals         2,150,671          1,522,892                  -          3,673,563
  Other policyholder funds                         18,345              6,750                  -             25,095




                                                  Life
  1998                                          Insurance          Annuities           Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    35,228        $    32,765        $     8,369        $    76,362
  Other revenues                                   84,836            124,864                422            210,122
                                              ------------       ------------       ------------       ------------
  Net revenues                                    120,064            157,629              8,791            286,484
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  18,397             13,494                  -             31,891
  Reinsurance premium ceded                        19,972                  -                  -             19,972
  Amortization of deferred policy
      acquisition costs                            13,040             31,795                  -             44,835
  Other non-interest expenses                      18,030             39,233                  -             57,263
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      69,439             84,522                  -            153,961
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal
      income tax provision                         50,625             73,107              8,791            132,523
  Income tax expense                               16,033             20,653              3,076             39,762
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    34,592        $    52,454        $     5,715        $    92,761
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 6,069,649        $ 8,885,981        $   148,465        $15,104,095
  Deferred policy acquisition costs               207,713            197,927                  -            405,640
  Policyholder liabilities and accruals         2,186,001          1,694,668                  -          3,880,669
  Other policyholder funds                         16,033              4,769                  -             20,802


                                                 Life
  1997                                         Insurance          Annuities            Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    38,826        $    47,973        $    12,361        $    99,160
  Other revenues                                   86,301            102,782              3,139            192,222
                                              ------------       ------------       ------------       ------------
  Net revenues                                    125,127            150,755             15,500            291,382
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  15,876             11,153                  -             27,029
  Reinsurance premium ceded                        17,879                  -                  -             17,879
  Amortization of deferred policy
      acquisition costs                            36,180             35,931                  -             72,111
  Other non-interest expenses                      16,545             36,639                  -             53,184
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      86,480             83,723                  -            170,203
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal
      income tax provision                         38,647             67,032             15,500            121,179
  Income tax expense                               12,753             22,265              5,426             40,444
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    25,894        $    44,767        $    10,074        $    80,735
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 5,925,872        $ 7,998,461        $   129,248        $14,053,581
  Deferred policy acquisition costs               182,610            182,495                  -            365,105
  Policyholder liabilities and accruals         2,229,533          2,009,151                  -          4,238,684
  Other policyholder funds                         18,788              8,372                  -             27,160


 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.


 The table below summarizes the Company's net revenues by product for 1999, 1998, and 1997:

                                            1999         1998         1997
                                         ----------   ----------   ----------
  Life Insurance
    Variable life insurance              $ 104,036    $  91,806    $  92,245
    Interest-sensitive life insurance       27,590       28,258       32,882
                                         ----------   ----------   ----------
      Total Life Insurance                 131,626      120,064      125,127
                                         ----------   ----------   ----------
  Annuities
    Variable annuities                     130,039      105,545       88,509
    Interest-sensitive annuities            41,600       52,084       62,246
                                         ----------   ----------   ----------
      Total Annuities                      171,639      157,629      150,755
                                         ----------   ----------   ----------
  Other                                     16,635        8,791       15,500
                                         ----------   ----------   ----------
  Total                                  $ 319,900    $ 286,484    $ 291,382
                                         ==========   ==========   ==========

  * * * * *

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)     Financial Statements
         (1)       Financial Statements of Merrill Lynch Life Variable Annuity
                    Separate Account A as of December 31, 1999 and for the two years ended December 31, 1999 and the Notes relating thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement)
         (2)       Financial Statements of Merrill Lynch Life Variable Annuity
                    Separate Account B as of December 31, 1999 and for the two years ended December 31, 1999 and the Notes relating thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement)
         (3)       Financial Statements of Merrill Lynch Life Insurance Company
                    for the three years ended December 31, 1999 and the Notes relating thereto appear in the Statement of Additional
                    Information (Part B of the Registration Statement)


(b)     Exhibits
         (1)       Resolution of the Board of Directors of Merrill Lynch Life
                    Insurance Company establishing the Merrill Lynch Life
                    Variable Annuity Separate Account A and Merrill Lynch Life
                    Variable Annuity Separate Account B. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43773 Filed December 10,
                    1996).
         (2)       Not Applicable
         (3)       Underwriting Agreement Between Merrill Lynch Life Insurance
                    Company and Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43773 Filed December 10, 1996).
         (4) (a)   Individual Variable Annuity Contract issued by Merrill Lynch
                    Life Insurance Company. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43773 Filed December 10, 1996).
             (b)   Merrill Lynch Life Insurance Company Contingent Deferred
                    Sales Charge Waiver Endorsement. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43773 Filed December 10, 1996).
             (c)   Individual Retirement Annuity Endorsement. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43773 Filed December 10,
                    1996).
             (d)   Merrill Lynch Life Insurance Company Endorsement.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43773
                    Filed December 10, 1996).
             (e)   Individual Variable Annuity Contract (revised) issued by
                    Merrill Lynch Life Insurance Company (ML-VA-002)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-43773
                    Filed April 26, 1995).
             (f)   Merrill Lynch Life Insurance Company Endorsement (ML008)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-43773
                    Filed April 26, 1995).
             (g)   Merrill Lynch Life Insurance Company Individual Variable
                    Annuity Contract (ML-VA-001) (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 7 to Form N-4,
                    Registration No. 33-43773 Filed April 26, 1995).

             (h)   Guaranteed Minimum Income Benefit Rider (Incorporated by
                    Reference to Registrant's Post-Effective Registration No.
                    33-43773 Filed March 15, 1999).
             (i)   Tax-Sheltered Annuity Endorsement. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 15
                    to Form N-4, Registration No. 33-43773 Filed April 13,
                    1999).
         (5)       Form of Application for the Flexible Premium Individual
                    Deferred Variable Annuity.
         (6) (a)   Articles of Amendment, Restatement and Redomestication of
                    the Articles of Incorporation of Merrill Lynch Life
                    Insurance Company. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43773 Filed December 10, 1996).
             (b)   Amended and Restated By-laws of Merrill Lynch Life Insurance
                    Company. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43773 Filed December 10, 1996).
         (7)       Not Applicable
         (8) (a)   Amended General Agency Agreement (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 33-43773 Filed April 28, 1994).
             (b)   Indemnity Agreement Between Merrill Lynch Life Insurance
                    Company and Merrill Lynch Life Agency, Inc. (Incorporated
                    by Reference to Registrant's Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43773 Filed
                    December 10, 1996).
             (c)   Management Agreement Between Merrill Lynch Life Insurance
                    Company and Merrill Lynch Asset Management, Inc.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43773
                    Filed December 10, 1996).
             (d)   Agreement Between Merrill Lynch Life Insurance Company and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Reserve Assets
                    Fund. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43773 Filed December 10, 1996).
             (e)   Agreement Between Merrill Lynch Life Insurance Company and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Domestic Money
                    Market Fund. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43773 Filed December 10, 1996).
             (f)   Agreement Between Merrill Lynch Life Insurance Company and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Valuation and Purchase Procedures. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43773 Filed December 10,
                    1996).
             (g)   Amended Service Agreement Between Merrill Lynch Life
                    Insurance Company and Merrill Lynch Insurance Group, Inc.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 5 to Form N-4, Registration No. 33-43773
                    Filed April 28, 1994).
             (h)   Reimbursement Agreement Between Merrill Lynch Asset
                    Management, Inc. and Merrill Lynch Life Agency, Inc.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43773
                    Filed December 10, 1996).
             (i)   Amendment to the Reimbursement Agreement Between Merrill
                    Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                    Inc. (Incorporated by Reference to Registrant's
                    Registration Statement on Form N-4, Registration No.
                    333-90243 Filed November 3, 1999).

             (j)   Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc., Merrill Lynch Life Insurance
                    Company, ML Life Insurance Company of New York, and Family
                    Life Insurance Company (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 33-43773 Filed April 28, 1994).
             (k)   Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc. and Merrill Lynch Life
                    Insurance Company. (Incorporated by Reference to Regis-trant's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43773 Filed December 10, 1996).
             (l)   Amendment to the Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                    Insurance Company. (Incorporated by Reference to
                    Registrant's Registration Statement on Form N-4,
                    Registration No. 333-90243 Filed November 3, 1999).
             (m)   Participation Agreement By And Among AIM Variable Insurance
                    Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                    Insurance Company. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 11 to Form N-4,
                    Registration No. 33-43773 Filed April 23, 1997).
             (n)   Amendment to the Participation Agreement By And Among AIM
                    Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                    Merrill Lynch Life Insurance Company. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-90243 Filed November 3, 1999).
             (o)   Form of Participation Agreement Among Merrill Lynch Life
                    Insurance Company, Alliance Capital Management L.P., and
                    Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43773 Filed December 10, 1996).
             (p)   Amendment to the Participation Agreement Among Merrill Lynch
                    Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997.
                    (Incorporated by Reference to Registrant's Registration
                    Statement on Form N-4, Registration No. 333-90243 Filed
                    November 3, 1999).
             (q)   Amendment to the Participation Agreement Among Merrill Lynch
                    Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998.
                    (Incorporated by Reference to Registrant's Registration
                    Statement on Form N-4, Registration No. 333-90243 Filed
                    November 3, 1999).
             (r)   Amendment to the Participation Agreement Among Merrill Lynch
                    Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999.
                    (Incorporated by Reference to Registrant's Registration
                    Statement on Form N-4, Registration No. 333-90243 Filed
                    November 3, 1999).
             (s)   Form of Participation Agreement Among MFS Variable Insurance
                    Trust, Merrill Lynch Life Insurance Company, and
                    Massachusetts Financial Services Company. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                    1996).
             (t)   Amendment to the Participation Agreement Among
                    MFS-Registered Trademark- Variable Insurance Trust-SM-,
                    Merrill Lynch Life Insurance Company, and Massachusetts
                    Financial Services Company dated May 1, 1997. (Incorporated by Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-90243 Filed November 3, 1999).
             (u)   Form of Participation Agreement Among Merrill Lynch Life
                    Insurance Company, Hotchkis and Wiley Variable Trust, and
                    Hotchkis and Wiley. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 12 to Form N-4,
                    Registration No. 33-43773 Filed May 1, 1998).

             (v)   Amendment to the Participation Agreement Among Merrill Lynch
                    Life Insurance Company and Hotchkis and Wiley Variable
                    Trust. (Incorporated by Reference to Registrant's
                    Registration Statement on Form N-4, Registration No.
                    333-90243 Filed November 3, 1999).
             (w)   Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                    Insurance Company. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 12 to Form N-4,
                    Registration No. 33-43773 Filed May 1, 1998).
             (x)   Form of Participation Agreement Between Merrill Lynch,
                    Pierce, Fenner & Smith Incorporated and Merrill Lynch Life
                    Insurance Company. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 12 to Form N-4,
                    Registration No. 33-43773 Filed May 1, 1998).
             (y)   Form of Participation Agreement Between Mercury Asset
                    Management V.I. Funds, Inc. and Merrill Lynch Life
                    Insurance Company. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 15 to Form N-4,
                    Registration No. 33-43773 Filed April 13, 1999).
         (9)       Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                    to the legality of the securities being registered.
                    (Incorporated by Reference to Registrant's Post-effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43773
                    Filed December 10, 1996).
        (10) (a)   Written Consent of Sutherland Asbill & Brennan LLP.
             (b)   Written Consent of Deloitte & Touche LLP, independent
                    auditors.
             (c)   Written Consent of Barry G. Skolnick, Esq.
        (11)       Not Applicable
        (12)       Not Applicable
        (13)       Schedule for Computation of Performance Quotations.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43773
                    Filed December 10, 1996).
        (14) (a)   Power of Attorney from Joseph E. Crowne, Jr. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4
                    to Form N-4, Registration No. 33-43773 Filed March 2,
                    1994).
             (b)   Power of Attorney from David M. Dunford (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43773 Filed March 2, 1994).
             (c)   Power of Attorney from John C.R. Hele (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43773 Filed March 2, 1994).
             (d)   Power of Attorney from Allen N. Jones (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43773 Filed March 2, 1994).
             (e)   Power of Attorney from Barry G. Skolnick (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43773 Filed March 2, 1994).
             (f)   Power of Attorney from Anthony J. Vespa (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43773 Filed March 2, 1994).
             (g)   Power of Attorney from Gail R. Farkas (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 8 to
                    Form N-4, Registration No. 33-43773 Filed April 25, 1996).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


            NAME                   PRINCIPAL BUSINESS ADDRESS              POSITION WITH DEPOSITOR*
----------------------------  -------------------------------------  ------------------------------------
Joseph E. Crowne, Jr.         800 Scudders Mill Road                 Director, Senior Vice President,
                              Plainsboro, NJ 08536                     Chief Financial Officer, Chief
                                                                       Actuary and Treasurer.
David M. Dunford              800 Scudders Mill Road                 Director, Senior Vice President and
                              Plainsboro, NJ 08536                     Chief Investment Officer.
Gail R. Farkas                800 Scudders Mill Road                 Director and Senior Vice President.
                              Plainsboro, NJ 08536
Barry G. Skolnick             800 Scudders Mill Road                 Director, Senior Vice President,
                              Plainsboro, NJ 08536                     General Counsel and Secretary.
Anthony J. Vespa              800 Scudders Mill Road                 Director, Chairman of the Board,
                              Plainsboro, NJ 08536                     Chief Executive Officer and
                                                                       President.
Deborah J. Adler              800 Scudders Mill Road                 Vice President and Actuary.
                              Plainsboro, NJ 08536
Robert J. Boucher             1414 Main Street                       Senior Vice President, Variable Life
                              Springfield, MA 01102                    Administration.
Michael P. Cogswell           800 Scudders Mill Road                 Vice President and Senior Counsel.
                              Plainsboro, NJ 08536
Edward W. Diffin, Jr.         800 Scudders Mill Road                 Vice President and Senior Counsel.
                              Plainsboro, NJ 08536
Linda Gillis                  4804 Deer Lake Drive East              Vice President and Assistant
                              Jacksonville, FL 32246                   Secretary.
Diana Joyner                  1414 Main Street                       Vice President.
                              Springfield, MA 01102
Robin Maston                  800 Scudders Mill Road                 Vice President and Senior Compliance
                              Plainsboro, NJ 08536                     Officer.
Jeanne Markey                 800 Scudders Mill Road                 Vice President.
                              Plainsboro, NJ 08536
Kelly A. O'Dea                800 Scudders Mill Road                 Vice President and Senior
                              Plainsboro, NJ 08536                     Compliance Officer.
Robert Ostrander              1414 Main Street                       Vice President and Controller.
                              Springfield, MA 01102
Shelley K. Parker             1414 Main Street                       Vice President and Assistant
                              Springfield, MA 01102                    Secretary.
Julia Raven                   800 Scudders Mill Road                 Vice President.
                              Plainsboro, NJ 08536
Lori M. Salvo                 800 Scudders Mill Road                 Vice President and Senior Counsel.
                              Plainsboro, NJ 08536
John A. Shea                  800 Scudders Mill Road                 Vice President.
                              Plainsboro, NJ 08536
Frederick H. Steele           800 Scudders Mill Road                 Vice President.
                              Plainsboro, NJ 08536
Tracy A. Bartoy               4804 Deer Lake Drive East              Vice President and Assistant
                              Jacksonville, FL 32246                   Secretary.
Robert J. Viamari             1414 Main Street                       Vice President and Assistant
                              Springfield, MA 01102                    Secretary.
Chester Westergard            2200 Rodney Parham Road                Vice President.
                              Suite 300
                              Little Rock, AR 72212

            NAME                   PRINCIPAL BUSINESS ADDRESS              POSITION WITH DEPOSITOR*
----------------------------  -------------------------------------  ------------------------------------
Denis G. Wuestman             800 Scudders Mill Road                 Vice President.
                              Plainsboro, NJ 08536
Matthew J. Rider              800 Scudders Mill Road                 Vice President.
                              Plainsboro, NJ 08536
Donald C. Stevens, III        800 Scudders Mill Road                 Vice President and Controller.
                              Plainsboro, NJ 08536
Amy S. Winston                800 Scudders Mill Road                 Vice President and Director of
                              Plainsboro, NJ 08536                     Compliance.

------------------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.


    A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


    The following are subsidiaries of ML & Co. as of February 25, 2000 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



                                                                   STATE OF
                                                                JURISDICTION OF
NAME                                                                ENTITY
----                                                          -------------------
Merrill Lynch & Co., Inc....................................  Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated(1).....  Delaware
    Broadcort Capital Corp..................................  Delaware
    Merrill Lynch Life Agency Inc.(2).......................  Washington
    Merrill Lynch Professional Clearing Corp.(3)............  Delaware
  Merrill Lynch Bank & Trust Co.............................  New Jersey
  Merrill Lynch Capital Services, Inc.......................  Delaware
  Merrill Lynch Government Securities, Inc..................  Delaware
    Merrill Lynch Money Markets Inc.........................  Delaware
  Merrill Lynch Group, Inc..................................  Delaware
    Merrill Lynch & Co., Canada Ltd.........................  Ontario
      Merrill Lynch Canada Inc..............................  Canada
    Mercury Asset Management Group Ltd.(4)..................  England
      Mercury Asset Management Holdings Ltd.................  England
    Merrill Lynch Asset Management L.P.(5)..................  Delaware
    Merrill Lynch Capital Partners, Inc.....................  Delaware
    Merrill Lynch Futures Inc...............................  Delaware
    Merrill Lynch Insurance Group, Inc......................  Delaware
      Merrill Lynch Life Insurance Company..................  Arkansas
      ML Life Insurance Company of New York.................  New York
    Merrill Lynch International Finance Corporation.........  New York

                                                                   STATE OF
                                                                JURISDICTION OF
NAME                                                                ENTITY
----                                                          -------------------
      Merrill Lynch International Bank Limited..............  England
        Merrill Lynch Bank (Suisse) S.A.....................  Switzerland
    Merrill Lynch Group Holdings Limited....................  Ireland
      Merrill Lynch Capital Markets Bank Limited............  Ireland
    Merrill Lynch Mortgage Capital Inc......................  Delaware
    Merrill Lynch Bank USA..................................  Utah
    Merrill Lynch Trust Company(6)..........................  New Jersey
      Merrill Lynch Business Financial Services Inc.........  Delaware
      Merrill Lynch Credit Corporation......................  Delaware
    Merrill Lynch Investment Partners Inc...................  Delaware
    MLDP Holdings, Inc.(7)..................................  Delaware
      Merrill Lynch Derivative Products AG..................  Switzerland
    ML IBK Positions, Inc...................................  Delaware
      Merrill Lynch Capital Corporation.....................  Delaware
    ML Leasing Equipment Corp.(8)...........................  Delaware
  Merrill Lynch International Incorporated..................  Delaware
    Merrill Lynch (Australasia) Pty Limited.................  New South Wales
      Merrill Lynch International (Australia) Limited(9)....  New South Wales
    Merrill Lynch International Bank........................  United States
    Merrill Lynch International Holdings Inc................  Delaware
      Merrill Lynch Bank and Trust Company (Cayman)
        Limited.............................................  Cayman Islands,
                                                              British West Indies
      Merrill Lynch Capital Markets A.G.....................  Switzerland
      Merrill Lynch Europe PLC..............................  England
        Merrill Lynch Europe Holdings Limited...............  England
          Merrill Lynch International(10)...................  England
        Merrill Lynch, Pierce, Fenner & Smith (Brokers &
          Dealers) Limited..................................  England
      Merrill Lynch Europe Ltd..............................  Cayman Islands,
                                                              British West Indies
      Merrill Lynch France..................................  France
        Merrill Lynch Capital Markets (France) S.A..........  France
      Merrill Lynch (Asia Pacific) Limited..................  Hong Kong
        Merrill Lynch Far East Limited......................  Hong Kong
    Merrill Lynch Japan Incorporated........................  Cayman Islands,
                                                              British West Indies


------------------------

 (1) MLPF&S also conducts business as "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Merrill Lynch Asset Management L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.

 (6) Similarly named affiliates and subsidiaries that provide trust and custodial services are incorporated in various other jurisdictions.

 (7) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.

 (8) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (9) Held through an intermediate subsidiary.



(10) Partially owned by another indirect subsidiary of ML & Co.


ITEM 27. NUMBER OF CONTRACTS


    The number of contracts in force as of March 24, 2000 was 96,922.


ITEM 28. INDEMNIFICATION

    There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

    The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


    (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; The Corporate Fund Accumulation Program, Inc.; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; Defined Asset Funds--Municipal Insured Series; Equity Investor Fund; The Fund of Stripped ("Zero") U.S. Treasury Securities; The GNMA Investment Accumulation Program; Government Securities Income Fund; International Bond Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; and The Municipal Fund Accumulation Program, Inc.


    Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; and ML of New York Variable Annuity Separate Account B.

    (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


   NAME AND PRINCIPAL
    BUSINESS ADDRESS                  POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------  ------------------------------------------------------------
John L. Steffens(1)        Director, Chairman of the Board, and Chief Executive Officer
Thomas W. Davis(1)         Executive Vice President
Barry S. Friedberg(1)      Executive Vice President
Edward L. Goldberg(1)      Executive Vice President
Jerome P. Kenney(1)        Executive Vice President
E. Stanley O'Neal(1)       Director and Executive Vice President
Thomas H. Patrick(1)       Executive Vice President
George A. Schieren(2)      Director, General Counsel, and Senior Vice President
Winthrop H. Smith, Jr.(1)  Executive Vice President
John C. Stomber(3)         Senior Vice President and Treasurer
Roger M. Vasey(1)          Executive Vice President


------------------------


(1)   World Financial Center, 250 Vesey Street, New York, NY 10080



(2)   222 Broadway Street, 14th Floor, New York, NY 10038



(3)   World Financial Center, 225 Liberty Street, New York, NY 10281


    (c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books, and records required to be maintained by Section
31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

    (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

    (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

    (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

    (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly has caused this Amendment to be signed on its behalf, in the City of Plainsboro, State of New Jersey, on the 24th day of April, 2000.


                                                     Merrill Lynch Life Variable Annuity
                                                     Separate Account A
                                                                    (Registrant)

Attest:  /s/ EDWARD W. DIFFIN, JR.                   By:  /s/ BARRY G. SKOLNICK
         ------------------------------------             ------------------------------------
         Edward W. Diffin, Jr.                            Barry G. Skolnick
         Vice President and Senior Counsel                Senior Vice President of
                                                          Merrill Lynch Life Insurance Company

                                                        Merrill Lynch Life Insurance Company
                                                                    (Depositor)

Attest:  /s/ EDWARD W. DIFFIN, JR.                   By:  /s/ BARRY G. SKOLNICK
         ------------------------------------             ------------------------------------
         Edward W. Diffin, Jr.                            Barry G. Skolnick
         Vice President and Senior Counsel                Senior Vice President


    As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2000.


                 SIGNATURE                                            TITLE
                 ---------                                            -----
                     *                             Chairman of the Board, President and Chief
-------------------------------------------         Executive Officer
              Anthony J. Vespa

                     *                             Director, Senior Vice President, Chief
-------------------------------------------         Financial Officer, Chief Actuary and
           Joseph E. Crowne, Jr.                    Treasurer

                     *                             Director, Senior Vice President, and Chief
-------------------------------------------         Investment Officer
              David M. Dunford

                     *                             Director and Senior Vice President
-------------------------------------------
               Gail R. Farkas

  *By: /s/ BARRY G. SKOLNICK
-------------------------------------------
  Barry G. Skolnick                                In his own capacity as Director, Senior Vice
                                                    President, General Counsel, and Secretary
                                                    and as Attorney-In-Fact

                                 EXHIBIT INDEX


   EXHIBIT                              DESCRIPTION                             PAGE
--------------                          -----------                           --------
5               Form of Application for the Flexible Premium Individual
                  Deferred Variable Annuity.................................     C-
(10)(a)         Written Consent of Sutherland Asbill & Brennan LLP..........     C-
(10)(b)         Written Consent of Deloitte & Touche LLP, independent
                  auditors..................................................     C-
(10)(c)         Written Consent of Barry G. Skolnick, Esq...................     C-